As filed with the SEC on June 18, 2010
Registration No. 333-127346
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 7	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 45	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor) 200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JEFFREY K. CIMINI
President
Empire Fidelity Investments Life Insurance Company
200 Liberty Street, Tower A One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485 on _____________, pursuant to paragraph (b) (1) (iii) of rule 485
X	60 days after filing pursuant to paragraph (a) (1) of rule 485 on _____________, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on _____________, pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individuals or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), Lazard Asset Management, LLC ("Lazard"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Pacific Investment Management Company, LLC ("PIMCO"), and Invesco Advisers, Inc. ("Invesco").

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2010, as supplemented on _____________. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2010, as supplemented on ____________

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions For Sales Under Sponsored Arrangements	<Click Here>
More About The Investment Options And The Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Appendix B: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts or charitable remainder trusts, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 56 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

The amount of your Initial Purchase Payment determines your Contract Charges. If you purchase a Contract with an Initial Purchase Payment of $1,000,000 or more, you will be eligible for lower Contract Charges. Please note that the Contract Charges for Contracts funded with purchase payments from different sources (e.g. other annuity contract or other investments) will be determined solely by the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date. See Charges.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

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Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk ("M&E") Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%.

(3) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(4) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(5) Charges for Fund Short-Term Redemption Fees. Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Taxes.

1 For contracts purchased on or after 9/7/2010 with an Initial Purchase Payment of $1,000,000 or more, the M&E Charge is 0.05%.

For further information about fees and expenses generally, See Charges.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
 Mortality and Expense Risk Charge	0.20%B
 Administrative Charge	0.05%
 Total Separate Account Annual Fees	0.25%B

B For contracts purchased on or after 9/7/2010 with an Initial Purchase Payment of $1,000,000 or more, the M&E Charge is 0.05% and the Total Separate Account Annual Fees are 0.10%. The Total Separate Account Annual Fees of 0.10% are also referred to as "lower Contract Charges" in this prospectus.

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The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.07%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$235	$724	$1,240	$2,656

Facts About Empire Fidelity Investments Life, The Variable Account, And The Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 200 Liberty Street, Tower A, One World Financial Center, New York, NY 10281. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

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We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 56 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III Portfolio	Seeks capital appreciation	Credit Suisse Asset Management, LLC
INVESCO
Invesco Van Kampen V.I. Global Value Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum Portfolio	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC

PRA

VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visit Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

The amount of your Initial Purchase Payment that is applied to your Contract on the Contract Date determines your Contract Charges. If you purchase a Contract with an Initial Purchase Payment of $1,000,000 or more, you will be eligible for the lower Contract Charges. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

• Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

The amount of your Initial Purchase Payment that is applied to your Contract on the Contract Date determines your Contract Charges. If your Initial Purchase Payment is $1,000,000 or more, you will qualify for Total Separate Account Annual Fees of 0.10%. The Initial Purchase Payment must be applied to your Contract on the Contract Date in order for you to be eligible for the lower Contract Charges. This means that any Purchase Payments that are received by us and applied to your Contract after the Contract Date will not count as an Initial Purchase Payment and you will not be eligible for the lower Contract Charges even if the sum total of all your Purchase Payments equal or exceed $1,000,0000. However, You will be allowed to make an exchange under section 1035 of the Internal Revenue Code to a new Contract if your Contract Value reaches or exceeds $1,000,000 due to an increase in value based on additional Purchase Payment(s) and/or the earnings of your selected Investment Option(s) for as long as we continue to offer the Contract to new applicants at the lower Contract Charges. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 at some time in the future. We reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we choose to cease offering the lower Contract Charges to new applicants.

PRA

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

• Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If your Contract Value reaches or exceeds $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, you will be eligible to exchange your Contract for a new Contract with lower Contract Charges. See Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

• Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

PRA

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

PRA

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

PRA

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

PRA

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

PRA

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

1 For contracts purchased on or after 9/7/2010 with an Initial Purchase Payment of $1,000,000 or more, the M&E Charge is 0.05%.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

PRA

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or annuitant in trust owned contracts), we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

PRA

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts and charitable remainder trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, a grantor of a revocable grantor trust must be an Annuitant, and the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, a second Annuitant may be added on the Annuity Date. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 90th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is either for the sole benefit of the grantor(s) or a charitable remainder trust established under the Internal Revenue Service code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

PRA

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

PRA

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")) and to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

PRA

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

PRA

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

After the Contract Date and before annuity income payments begin, you may assign the Contract. There may be special income tax issues if you make an assignment to a person who is not your spouse. You should consult your tax advisor before assigning your Contract.

  Transfer of a Contract to or from a Revocable Grantor Trust or a Charitable Remainder Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor. A Contract owned by one or two individual(s) may be transferred to either a revocable grantor trust of which the individual(s) is(are) the grantor(s) or to a charitable remainder trust. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

PRA

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) assign the Contract; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, assignments, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

There may be special income tax issues if you make an assignment to a person who is not your spouse.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, no additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

PRA

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. You may assign the Contract at any time during the lifetime of the Owner and before the Annuity Date. Assignments will be subject to all payments made and actions taken by the Company before a signed copy of the assignment form is received by the Company at the Annuity Service Center.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

PRA

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About The Investment Options And The Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

PRA

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page <Click Here> of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

PRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.93	11.49	405,699
2008	12.58	8.93	485,806
2007	10.93	12.58	332,799
2006	10.22	10.93	156,502
2005	9.87	10.22	26,998

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.27	10.94	252,402
2008	12.92	8.27	266,307
2007	10.90	12.92	129,328
2006	10.24	10.90	55,811
2005	9.82	10.24	13,935

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.30	11.46	1,359,362
2008	12.60	8.30	1,481,376
2007	11.60	12.60	1,522,153
2006	10.43	11.60	638,659
2005	9.80	10.43	67,011

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.80	9.37	34,526
2008	10.34	6.80	16,472
2007	11.30	10.34	19,256
2006	10.06	11.30	14,370
2005	9.48	10.06	2,487

PRA

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.72	10.49	85,385
2008	11.12	8.72	129,422
2007*	10.00	11.12	44,674

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.97	10.79	3,109,567
2008	13.92	7.97	3,208,159
2007	11.88	13.92	3,011,563
2006	10.67	11.88	1,693,574
2005	9.98	10.67	294,926

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.51	7.93	240,231
2008	9.87	6.51	228,438
2007	10.14	9.87	177,661
2006*	10.00	10.14	92,747

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.75	10.51	103,319
2008	13.22	7.75	95,345
2007	12.40	13.22	182,458
2006	10.92	12.40	136,292
2005	10.05	10.92	2,490

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	4.45	7.79	368,382
2008*	10.00	4.45	75,934

* Period from 5/01/08 to 12/31/08

PRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.43	12.43	494,209
2008	18.50	8.43	546,388
2007	12.71	18.50	700,881
2006	10.92	12.71	212,552
2005	10.05	10.92	47,777

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.10	9.21	950,336
2008	12.42	7.10	1,157,234
2007	12.28	12.42	1,354,444
2006	10.25	12.28	941,683
2005	9.73	10.25	200,358

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.31	6.75	180,299
2008	10.69	5.31	187,111
2007	12.40	10.69	78,780
2006	10.71	12.40	87,694
2005	10.05	10.71	12,780

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.12	11.13	1,548,871
2008	11.06	10.12	1,306,461
2007	10.45	11.06	968,589
2006*	10.00	10.45	239,659

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.73	10.36	3,476,459
2008	11.31	8.73	3,380,380
2007	10.59	11.31	3,356,976
2006*	10.00	10.59	1,532,122

* Period from 5/01/2006 to 12/31/2006

PRA

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.52	9.19	990,680
2008*	10.00	7.52	329,489

* Period from 5/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.78	9.66	3,706,653
2008	11.48	7.78	3,825,596
2007	10.68	11.48	3,770,169
2006*	10.00	10.68	1,473,869

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.15	9.16	1,696,646
2008	11.59	7.15	1,850,064
2007	10.70	11.59	1,522,082
2006*	10.00	10.70	550,682

* Period from 5/01/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.28	9.30	543,926
2008	13.82	7.28	699,136
2007	10.93	13.82	752,915
2006	10.27	10.93	377,392
2005	9.69	10.27	93,852

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.67	9.73	217,585
2008	13.22	7.67	274,153
2007	11.83	13.22	189,791
2006	10.50	11.83	126,379
2005	9.94	10.50	18,298

PRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.14	8.92	203,459
2008	13.70	6.14	93,405
2007	11.16	13.70	109,729
2006	10.63	11.16	41,383
2005	9.86	10.63	4,036

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.00	10.10	52,730
2008	12.69	7.00	49,291
2007	10.39	12.69	40,659
2006	10.32	10.39	9,000
2005	9.68	10.32	3,737

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.65	9.27	54,366
2008	13.04	6.65	52,674
2007	11.13	13.04	62,040
2006	10.29	11.13	27,108
2005	9.55	10.29	820

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.15	10.77	181,944
2008	12.06	8.15	195,795
2007	10.99	12.06	349,571
2006	10.38	10.99	102,064
2005	9.83	10.38	27,100

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.60	12.33	866,758
2008	11.49	8.60	719,184
2007	11.23	11.49	660,058
2006	10.12	11.23	402,175
2005	9.95	10.12	85,326

PRA

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.76	9.81	1,543,250
2008	12.36	7.76	1,691,167
2007	11.75	12.36	1,490,341
2006	10.18	11.75	819,948
2005	9.74	10.18	191,759

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.54	11.93	196,409
2008	14.24	8.54	216,140
2007	12.09	14.24	168,294
2006	10.50	12.09	74,720
2005	9.58	10.50	3,392

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.33	9.83	238,525
2008	12.86	6.33	211,817
2007	12.28	12.86	316,741
2006	10.77	12.28	182,411
2005	9.60	10.77	38,690

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.50	12.12	2,837,827
2008	10.88	10.50	1,912,270
2007	10.46	10.88	1,462,588
2006	10.05	10.46	754,635
2005	9.92	10.05	166,595

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.21	11.27	104,387
2008	12.14	9.21	141,900
2007	11.21	12.14	88,291
2006	10.24	11.21	38,329
2005	9.86	10.24	10,368

PRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.09	11.25	350,862
2008	12.14	9.09	418,021
2007	11.21	12.14	384,549
2006	10.26	11.21	227,801
2005	9.86	10.26	13,678

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.05	11.30	440,597
2008	12.44	9.05	441,833
2007	11.42	12.44	445,710
2006	10.32	11.42	271,779
2005	9.83	10.32	11,116

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.54	10.97	658,665
2008	12.72	8.54	681,464
2007	11.57	12.72	587,422
2006	10.37	11.57	339,788
2005	9.83	10.37	16,374

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.42	10.91	159,540
2008	12.83	8.42	149,527
2007	11.65	12.83	179,643
2006	10.40	11.65	71,627
2005	9.82	10.40	16,908

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.06	10.58	257,195
2008	13.06	8.06	227,747
2007	11.77	13.06	210,019
2006	10.43	11.77	91,725
2005	9.81	10.43	730

PRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.20	11.69	136,988
2008	11.43	10.20	178,181
2007	10.81	11.43	103,811
2006	10.14	10.81	76,036
2005	9.93	10.14	45,091

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.03	10.71	270,772
2008	11.40	6.03	121,750
2007*	10.00	11.40	55,720

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.33	11.63	1,199,127
2008	13.80	8.33	1,252,379
2007	11.99	13.80	1,222,520
2006	10.67	11.99	735,637
2005	9.80	10.67	180,901

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.41	11.46	7,477,379
2008	11.10	11.41	14,965,093
2007	10.59	11.10	10,722,885
2006	10.13	10.59	4,566,400
2005	10.06	10.13	485,409

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.53	10.76	736,145
2008	15.24	8.53	828,659
2007	13.04	15.24	946,172
2006	11.08	13.04	515,855
2005	9.78	11.08	106,654

PRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.99	9.60	240,396
2008	11.67	6.99	235,913
2007	14.23	11.67	183,948
2006	10.45	14.23	431,622
2005	9.77	10.45	16,862

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.22	13.27	2,269,372
2008	11.43	10.22	1,912,911
2007	10.86	11.43	1,643,725
2006	10.09	10.86	976,639
2005	9.95	10.09	84,373

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.55	12.80	320,583
2008	13.36	6.55	179,660
2007	11.63	13.36	205,623
2006	10.78	11.63	61,306
2005	9.96	10.78	20,495

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.20	7.66	23,856
2008	9.91	5.20	13,017
2007*	10.00	9.91	10,311

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.16	11.67	134,384
2008	15.82	10.16	149,948
2007	13.16	15.82	563,898
2006	10.03	13.16	230,312
2005	9.75	10.03	25

PRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.37	9.05	291,394
2008	11.95	6.37	286,883
2007	11.74	11.95	315,692
2006	10.28	11.74	161,135
2005	9.78	10.28	14,677

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.88	8.76	181,883
2008	12.46	6.88	287,587
2007	11.95	12.46	259,037
2006	10.42	11.95	168,327
2005	9.77	10.42	6,792

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.10	9.58	279,191
2008	12.53	6.10	267,481
2007	11.90	12.53	394,666
2006	10.27	11.90	162,036
2005	9.36	10.27	76,815

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	13,451

* Period from 12/11/2009 to 12/31/2009

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.55	12.82	522,571
2008	14.72	7.55	349,099
2007	11.05	14.72	432,227
2006*	10.00	11.05	124,437

* Period from 5/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.78	12.70	245,128
2008	11.53	9.78	178,721
2007	10.85	11.53	155,462
2006*	10.00	10.85	45,361

* Period from 05/01/2006 to 12/31/2006

PRA

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.78	11.49	435,667
2008	15.68	6.78	414,757
2007	11.19	15.68	719,421
2006*	10.00	11.19	773,849

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.92	9.15	259,322
2008	12.53	6.92	319,330
2007	10.96	12.53	359,634
2006*	10.00	10.96	246,015

* Period from 05/01/2006 to 12/31/2006

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.14	700,545

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.28	416,044

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.12	809,004

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values

Empire Fidelity Investments Variable Annuity Account A

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.87	102,087

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.57	8,926

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.80	85,470

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.95	1,920

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.14	1,174

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.55	263,260

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.72	24,620

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.90	3,340

PRA

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.79	19,594

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.56	21,810

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.21	38,033

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.95	5,470

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	11.55	852,461

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	12.96	552,112

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.52	199,052

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.87	279,189

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.63	79,552

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.40	18,864

PRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.32	10,412

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.52	5,277

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.36	2,966

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.34	5,208

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.11	10,185

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.76	114,298

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.30	101,807

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.56	6,439

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	19.82	13,093

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	12.01	907,440

PRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.36	0

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.58	14,602

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.77	21,587

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.39	102,231

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.61	24,255

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.96	319

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	12.00	22,503

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	21.72	11,841

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.25	92,492

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	10.05	981,184

PRA

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.65	20,305

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.48	3,742

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.73	496,355

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	22.85	23,211

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	18.60	349

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	11.90	4,427

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	17.53	18,639

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.12	9,445

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.05	8,292

PRA

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	5,320

* Period from 12/11/2009 to 12/31/2009

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.22	61,712

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.42	76,021

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	19.91	28,407

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.59	14,246

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.15	671,980

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.29	279,117

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.13	551,979

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

PRA

Table of Contents of the Statement of Additional Information

PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-pro-0410-01
1.819863.109

PRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2010, as supplemented on _________

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2010, as supplemented on ________ without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed) Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-ptb-0410-01
1.819864.107

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2009 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2009, 2008 and 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 9, 2010

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 BALANCE SHEETS

(in thousands, except share data) December 31, 2009 and 2008

ASSETS	2009	2008

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $62,035 in 2009 and $44,228 in 2008)	$ 63,174	$ 44,615
Policy Loans	5	--
Total investments	63,179	44,615

Cash and cash equivalents	9,019	23,138
Accrued investment income	642	420
Deferred policy acquisition costs	33,143	28,816
Reinsurance deposit and receivables	118,434	126,476
Property and equipment, net	795	1,410
Other assets	835	792
Income taxes receivable	54	1,332
Separate account assets	1,377,437	1,126,775

Total assets	$ 1,603,538	$ 1,353,774

LIABILITIES

Future contract and policy benefits	$ 87,355	$ 89,280
Contractholder deposit funds	50,846	55,782
Payable to parent and affiliates	1,167	514
Other liabilities and accrued expenses	1,544	1,108
Deferred tax liability	5,614	5,134
Separate account liabilities	1,377,437	1,126,775

Total liabilities	1,523,963	1,278,593

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	535	294
Retained earnings	63,540	59,387

Total stockholder's equity	79,575	75,181

Total liabilities and stockholder's equity	$ 1,603,538	$ 1,353,774

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	2009	2008	2007

Revenues:
Fees charged to contractholders	$ 10,046	$ 10,996	$ 11,045
Interest on reinsurance deposit	3,015	3,417	3,796
Net investment income	1,160	1,934	2,890
Fund administration fees	178	318	419
Net realized investment gains (losses):
Other than temporary losses on debt securities	(2)	(480)	(172)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	(2)	(480)	(172)
Net realized investment gains and losses on sales	131	1,272	16
Total net realized investment gains (losses)	129	792	(156)
Premiums	377	750	1,054

Total revenue	14,905	18,207	19,048

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	4,925	11,859	10,748
Contract and policy benefits and expenses	4,350	4,647	3,667

Total benefits and expenses	9,275	16,506	14,415

Income before income taxes	5,630	1,701	4,633

Income tax expense	1,477	142	841

Net income	4,153	1,559	3,792

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	498	488	825
Reclassification adjustment for net realized (gains) losses included in net income	(129)	(792)	156
(Provision) benefit for income taxes related to items of other comprehensive income	(128)	61	(295)

Other comprehensive income (losses), net of tax	241	(243)	686

Comprehensive income	$ 4,394	$ 1,316	$ 4,478

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2006	$ 2,000	$ 13,500	$ (149)	$ 54,036	$ 69,387

Comprehensive income:
Net income	--	--	--	3,792	3,792
Other comprehensive income	--	--	686	--	686

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

Comprehensive income:
Net income	--	--	--	1,559	1,559
Other comprehensive income	--	--	(243)	--	(243)

Balance at December 31, 2008	$ 2,000	$ 13,500	$ 294	$ 59,387	$ 75,181

Comprehensive income:
Net income	--	--	--	4,153	4,153
Other comprehensive income	--	--	241	--	241

Balance at December 31, 2009	$ 2,000	$ 13,500	$ 535	$ 63,540	$ 79,575

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	2009	2008	2007
Cash flows from operating activities:
Net income	$ 4,153	$ 1,559	$ 3,792
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	1,085	700	470
Net realized investment (gains) losses	(129)	(792)	156
Provision (benefit) for deferred taxes	351	100	(930)
Change in assets and liabilities:
Accrued investment income	(222)	538	(36)
Change in deferred policy acquisition costs, net of amortization	(4,666)	353	(888)
Future contract and policy benefits	6,262	14,920	24,586
Reinsurance deposit and receivables	8,042	(1,012)	(23,280)
Payable to (Recoverable from) parent and affiliates, net	653	508	(568)
Income taxes	1,278	(288)	(394)
Other assets and other liabilities, net	326	3,948	(3,470)

Net cash provided by (used for) operating activities	17,133	20,534	(562)

Cash flows from investing activities:
Purchase of debt securities	(120,426)	(164,017)	(34,220)
Proceeds from sales of debt securities	99,219	181,546	30,982
Proceeds from maturities and calls of debt securities	3,054	3,565	8,533
Investment trades receivable	23	(3)	14
Capital expenditures	--	(27)	(903)

Net cash (used for) provided by investing activities	(18,130)	21,064	4,406

Cash flows from financing activities:
Change in cash overdraft	--	(2,818)	2,818
Deposits credited to variable annuity contracts	140,088	205,040	242,970
Deposits credited to fixed annuity contracts	--	311	9,292
Net transfers to separate account	7,585	(78,246)	(124,103)
Withdrawals from variable annuity contracts	(149,953)	(132,432)	(125,357)
Withdrawals from fixed annuity contracts	(10,842)	(10,764)	(10,426)

Net cash used for financing activities	(13,122)	(18,909)	(4,806)

Net (decrease) increase in cash and cash equivalents	(14,119)	22,689	(962)

Cash and cash equivalents:
Beginning of year	23,138	449	1,411

End of year	$ 9,019	$ 23,138	$ 449

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. Prior to October 1, 2007, FILI was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,851,000 and $23,011,000 at December 31, 2009 and 2008, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GWMB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges). Prior to 2008, the long term return assumption was 9.0% (before fund expenses and other charges), and the projected return was limited to no greater than 13.0% (before fund expenses and other charges) and no less than approximately 5% (before funds expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix from 2007 (73% equities, 12% bonds, 15% cash) to 2008 (63% equities, 14% bonds, 23% cash) as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.

During 2009 and 2008, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked future base lapse assumptions based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $795,000 and $1,410,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2009 and 2008,

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

respectively. Depreciation expense on these capitalized software development costs were $615,000, $377,000 and $126,000 in 2009, 2008, and 2007 respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of this guidance effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

Adoption of New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In February 2007, the FASB issued guidance which allows companies to make an election on an individual instruments basis to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. The accounting guidance was effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company has elected not to choose the fair value option for any of the Company's financial assets and liabilities as of January 1, 2008.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
Beginning balance	$ 1,914	$ 495
Unlocking of benefit ratio	(422)	1,218
Interest on reserve	101	117
Claims paid	(517)	(186)
Accrual of benefit ratio	196	270

Ending balance	$ 1,272	$ 1,914

The reinsurance recoverables associated with GMDB were $1,211,000 and $1,732,000 at December 31, 2009 and 2008, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUTED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and our long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 8.5% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2009	2008
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 528,400	$ 472,788
Net amount at risk	$ 27,184	$ 56,393
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 33,511	$ 29,426
Net amount at risk	$ 11,850	$ 21,168
Average attained age of contractholders	67	66

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
	(in thousands)
Beginning Balance	$ 51	$ 31
Interest on reserve	5	2
Accrual of benefit ratio	83	18
Claims paid	--	--
Ending Balance	$ 139	$ 51

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the new reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB was $137,000 and $51,000 at December 31, 2009 and 2008, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  Returns were assumed to equal the long-term investment performance assumption of 7.5%.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are best estimate based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 5.25%.

The table below displays the account value and guaranteed withdrawal value at December 31, 2009 and 2008:

	Years Ended December 31,
	2009	2008
	(in thousands)
Account Value	$ 151,804	$ 92,516
GMWB Value	154,982	121,991
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 1,580	$ 2,552	$ 3,462
Cash and cash equivalents	102	164	170
Total investment income	1,682	2,716	3,632
Less: Investment expenses	522	782	742
Net Investment income	$ 1,160	$ 1,934	$ 2,890

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities:
Gross realized gains	$ 830	$ 2,733	$ 171
Gross realized losses	$ (699)	$ (1,461)	$ (155)

Realized investment losses as a result of other than temporary impairments in the value of investments were $2,000, $480,000, and $172,000 in 2009, 2008 and 2007, respectively. There were no debt securities that were non-income producing for 2009 and 2008, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 1,139	$ 387	$ 946
DAC	(317)	66	(189)
Deferred income tax expense	(287)	(159)	(220)
	$ 535	$ 294	$ 537

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (151)	$ 11,239	46
Greater than 12 months	--	--	--
	$ (151)	$ 11,239	46
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (151)	$ 11,239	46

Debt securities that have been in a continuous unrealized loss position as of December 31, 2008 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (471)	$ 14,237	75
Greater than 12 months	(44)	893	19
	$ (515)	$ 15,130	94
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (515)	$ 15,130	94

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2009 and 2008. All of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2009. There were no investments in below investment grade securities as of December 31, 2009. The decline in fair value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:

	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses- Temporary	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 30,428	$ 125	$ (135)	$ --	$ 30,418
Corporate debt securities	30,238	1,131	(13)	--	31,356
Foreign government securities	189	--	(2)	--	187
Mortgage and asset backed securities	1,180	34	(1)	--	1,213

	$ 62,035	$ 1,290	$ (151)	$ --	$ 63,174
	December 31, 2008
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 28,152	$ 834	$ (3)	$ --	$ 28,983
Corporate debt securities	15,354	68	(469)	--	14,953
Mortgage and asset backed securities	722	--	(43)	--	679

	$ 44,228	$ 902	$ (515)	$ --	$ 44,615

During 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 2,947	$ 2,998
Due after 1 year through 5 years	53,666	54,765
Due after 5 year through 10 years	4,122	4,077
Due after 10 years	120	121
Mortgage and asset backed securities	1,180	1,213
	$ 62,035	$ 63,174

At December 31, 2009 and 2008, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. treasury securities.

At December 31, 2009, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $398,000 and $397,000, respectively. At December 31, 2008, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $395,000 and $409,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2009:

	Quoted Market Prices in ActiveMarkets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 30,418	$ --	$ 30,418
Corporate debt securities	--	31,356	--	31,356
Foreign government securities	--	187	--	187
Mortgage and asset backed securities	--	1,213	--	1,213
Total available-for-sale debt securities	$ --	$ 63,174	$ --	$ 63,174
Separate account assets	1,377,437	--	--	1,377,437
Total	$ 1,377,437	$ 63,174	$ --	$ 1,440,611

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2008:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance BR> as of December 31, 2008
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 28,983	$ --	$ 28,983
Corporate debt securities	--	14,953	--	14,953
Mortgage and asset backed securities	--	672	7	679
Total available-for-sale debt securities	$ --	$ 44,608	$ 7	$ 44,615
Separate account assets	1,126,775	--	--	1,126,775
Total	$ 1,126,775	$ 44,608	$ 7	$ 1,171,390

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Changes in Level 3 assets measured at fair value during 2009 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2009	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 7	$ (2)	$ 4	$ (9)	$ --	$ --	$ --

Changes in Level 3 assets measured at fair value on a recurring basis during 2008 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2008	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2008	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2008
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ --	$ --	$ (4)	$ --	$ 11	$ 7	$ --

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2009		2008
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy Loans	$ 5	$ 5	$ --	$ --
Reinsurance deposit and receivables	118,434	121,312	126,476	127,849
	$ 118,439	$ 121,317	$ 126,476	$ 127,849

Financial Liabilities:
Future contract and policy benefits	$ 87,355	$ 87,355	$ 89,280	$ 89,280
Contractholder deposit funds	50,846	53,730	55,782	57,159
	$ 138,201	$ 141,085	$ 145,062	$ 146,439

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for certain of the Company's contractholder deposit fund liabilities including the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Current:
Federal	$ 1,425	$ 158	$ 1,422
State	(299)	(116)	349
	1,126	42	1,771
Deferred:
Federal	351	100	(930)
Provision for income taxes	$ 1,477	$ 142	$ 841

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2009	2008
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (8,097)	$ (6,662)
Unrealized gains on available-for-sale securities	(399)	(135)
Contractholder reserves	2,392	1,236
Deferred revenue	516	482
Capitalized software	--	(13)
Deferred compensation and retirement benefit plans	(7)	(13)
Alternative minimum tax credit	--	115
Other, net	(19)	(144)

Net deferred tax liability	$ (5,614)	$ (5,134)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 1,971	$ 595	$ 1,622
Dividends received deduction	(378)	(383)	(1,056)
Other, net	(116)	(70)	275

	$ 1,477	$ 142	$ 841

The Company paid FILI federal and state income taxes of $0, $500,000 and $2,164,000 in 2009, 2008 and 2007, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

In 2007, FASB clarified the accounting for uncertainty in income taxes recognized in the Company's financial statements the guidance only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or state tax examinations for years before 2006. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. In addition, the Company did not record a cumulative effect adjustment related to the adoption of this guidance.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $485,000, $383,000, and $1,056,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2009, 2008 and 2007, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Statutory net income	$ 1,857	$ 265	$ 2,787
Statutory surplus	$ 54,461	$ 52,056	$ 51,161

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $4,190,000, $6,404,000 and $8,116,000 in 2009, 2008 and 2007, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,348,000, $3,479,000, and $3,901,000 in 2009, 2008 and 2007, respectively, for such services. Effective January 1, 2007, EFILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $196,000, $197,000 and $212,000 in 2009, 2008, and 2007 respectively for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan. Pension costs of $0, $0 and $27,000 were charged to the Company in 2009, 2008 and 2007, respectively.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $169,000, $357,000 and $313,000 in 2009, 2008 and 2007, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0 in 2009, 2008 and 2007, respectively.

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Commissions, gross	$ 4,190	$ 6,404	$ 8,116
Compensation and benefits	1,128	2,897	2,412
Capitalization of deferred policy acquisition costs	(4,250)	(6,227)	(7,172)
Amortization of deferred policy acquisition costs	(416)	6,580	6,284
Rent expenses	198	318	283
Taxes, licenses and fees	448	265	68
General insurance expenses	3,627	1,622	757

	$ 4,925	$ 11,859	$ 10,748

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2009, 2008 and 2007, the Company adjusted amortization by ($2,799,000), $3,191,000 and $3,649,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The product and associated reinsurance contract were discontinued in 2009 with sales concluding on March 31.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2009). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2009	2008
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 75,274	$ 81,721
Principal Life Insurance Company	38,402	39,632

Reinsurance deposits	$ 113,676	$ 121,353

Contractholder deposit funds and future benefits	$ 114,897	$ 122,733

Interest on reinsurance deposit	$ 2,982	$ 3,417
Contract and policy benefits and expenses	$ 2,506	$ 2,724

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Direct life premiums	$ 1,413	$ 1,403	$ 1,316
Reinsurance ceded	(1,036)	(653)	(262)
Net life premiums	$ 377	$ 750	$ 1,054

Direct contract and policy benefits	$ 18,867	$ 18,576	$ 17,808
Reinsurance ceded	(14,517)	(13,929)	(14,141)
Net contract and policy benefits	$ 4,350	$ 4,647	$ 3,667

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2009

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 67,151	$ 95,664	$ 15,023	$ 12,378	$ 51,779	$ 9,328	$ 36,692	$ 5,331
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	67,151	95,664	15,023	12,378	51,779	9,328	36,692	5,331
Liabilities:
Payable to EFILI	7	14	0	0	0	0	1	0
Total net assets	$ 67,144	$ 95,650	$ 15,023	$ 12,378	$ 51,779	$ 9,328	$ 36,691	$ 5,331
Net Assets:
Fidelity Retirement Reserves	$ 64,005	$ 0	$ 12,473	$ 0	$ 46,785	$ 0	$ 33,983	$ 0
Fidelity Income Advantage	3,139	0	2,550	0	4,994	0	2,708	0
Fidelity Personal Retirement	0	95,548	0	12,378	0	9,328	0	5,331
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	102	0	0	0	0	0	0
Total net assets	$ 67,144	$ 95,650	$ 15,023	$ 12,378	$ 51,779	$ 9,328	$ 36,691	$ 5,331
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,928	0	366	0	918	0	667	0
Unit Value	$ 21.86	$ 0.00	$ 34.12	$ 0.00	$ 50.95	$ 0.00	$ 50.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	147	0	76	0	100	0	54	0
Unit Value	$ 21.39	$ 0.00	$ 33.39	$ 0.00	$ 49.87	$ 0.00	$ 49.88	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	8,459	0	981	0	988	0	563
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 14.76	$ 0.00	$ 15.21	$ 0.00	$ 14.40
Lowest Unit Value	$ 0.00	$ 10.05	$ 0.00	$ 12.33	$ 0.00	$ 9.21	$ 0.00	$ 9.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	10	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.27	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.95	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 9,673	$ 4,744	$ 8,220	$ 43,003	$ 45,299	$ 37,134	$ 6,080
Receivable from EFILI	0	1	0	0	0	1	0
Total assets	9,673	4,745	8,220	43,003	45,299	37,135	6,080
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 9,673	$ 4,745	$ 8,220	$ 43,003	$ 45,299	$ 37,135	$ 6,080
Net Assets:
Fidelity Retirement Reserves	$ 9,224	$ 4,298	$ 0	$ 36,528	$ 0	$ 34,176	$ 0
Fidelity Income Advantage	449	447	0	6,475	0	2,959	0
Fidelity Personal Retirement	0	0	8,220	0	45,299	0	6,080
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 9,673	$ 4,745	$ 8,220	$ 43,003	$ 45,299	$ 37,135	$ 6,080
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	277	343	0	1,093	0	956	0
Unit Value	$ 33.36	$ 12.54	$ 0.00	$ 33.41	$ 0.00	$ 35.75	$ 0.00
Fidelity Income Advantage:
Units Outstanding	14	36	0	198	0	85	0
Unit Value	$ 32.65	$ 12.40	$ 0.00	$ 32.71	$ 0.00	$ 34.99	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	756	0	3,745	0	508
Highest Value	$ 0.00	$ 0.00	$ 14.65	$ 0.00	$ 12.12	$ 0.00	$ 13.87
Lowest Value	$ 0.00	$ 0.00	$ 10.76	$ 0.00	$ 12.01	$ 0.00	$ 11.49
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 58,754	$ 8,972	$ 2,892	$ 102,644	$ 37,633	$ 12,469	$ 78,092
Receivable from EFILI	0	0	0	0	0	0	0
Total assets	58,754	8,972	2,892	102,644	37,633	12,469	78,092
Liabilities:
Payable to EFILI	1	0	0	0	0	0	1
Total net assets	$ 58,753	$ 8,972	$ 2,892	$ 102,644	$ 37,633	$ 12,469	$ 78,091
Net Assets:
Fidelity Retirement Reserves	$ 38,157	$ 8,088	$ 0	$ 94,960	$ 0	$ 10,137	$ 0
Fidelity Income Advantage	4,007	884	0	7,684	0	2,332	0
Fidelity Personal Retirement	16,589	0	2,892	0	37,633	0	16,930
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	61,161
Total net assets	$ 58,753	$ 8,972	$ 2,892	$ 102,644	$ 37,633	$ 12,469	$ 78,091
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,218	363	0	2,395	0	602	0
Unit Value	$ 31.32	$ 22.30	$ 0.00	$ 39.65	$ 0.00	$ 16.85	$ 0.00
Fidelity Income Advantage:
Units Outstanding	131	41	0	198	0	141	0
Unit Value	$ 30.65	$ 21.83	$ 0.00	$ 38.81	$ 0.00	$ 16.49	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,645	0	261	0	3,373	0	1,445
Highest Value	$ 14.30	$ 0.00	$ 14.57	$ 0.00	$ 15.55	$ 0.00	$ 15.80
Lowest Value	$ 9.81	$ 0.00	$ 10.94	$ 0.00	$ 10.79	$ 0.00	$ 11.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,818
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.64
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,617
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.62
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 997	$ 1,139	$ 13,560	$ 2,267	$ 5,528	$ 1,901	$ 35,135	$ 15,451
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	997	1,139	13,560	2,267	5,528	1,901	35,135	15,451
Liabilities:
Payable to EFILI	0	0	0	0	0	0	1	0
Total net assets	$ 997	$ 1,139	$ 13,560	$ 2,267	$ 5,528	$ 1,901	$ 35,134	$ 15,451
Net Assets:
Fidelity Retirement Reserves	$ 925	$ 0	$ 11,399	$ 0	$ 4,826	$ 0	$ 31,481	$ 0
Fidelity Income Advantage	72	0	2,161	0	702	0	3,653	0
Fidelity Personal Retirement	0	1,139	0	2,267	0	1,901	0	15,451
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 997	$ 1,139	$ 13,560	$ 2,267	$ 5,528	$ 1,901	$ 35,134	$ 15,451
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	73	0	720	0	452	0	1,527	0
Unit Value	$ 12.62	$ 0.00	$ 15.84	$ 0.00	$ 10.68	$ 0.00	$ 20.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	6	0	139	0	67	0	181	0
Unit Value	$ 12.46	$ 0.00	$ 15.50	$ 0.00	$ 10.45	$ 0.00	$ 20.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	107	0	228	0	209	0	1,292
Highest Value	$ 0.00	$ 15.90	$ 0.00	$ 14.32	$ 0.00	$ 16.52	$ 0.00	$ 16.25
Lowest Value	$ 0.00	$ 10.51	$ 0.00	$ 9.73	$ 0.00	$ 8.92	$ 0.00	$ 11.63
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 4,564	$ 2,841	$ 2,103	$ 1,621	$ 6,839	$ 4,633	$ 11,832	$ 6,503
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	4,564	2,841	2,103	1,621	6,839	4,633	11,832	6,503
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,564	$ 2,841	$ 2,103	$ 1,621	$ 6,839	$ 4,633	$ 11,832	$ 6,503
Net Assets:
Fidelity Retirement Reserves	$ 4,161	$ 0	$ 1,961	$ 0	$ 6,290	$ 0	$ 10,609	$ 0
Fidelity Income Advantage	403	0	142	0	549	0	1,223	0
Fidelity Personal Retirement	0	2,841	0	1,621	0	4,633	0	6,503
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,564	$ 2,841	$ 2,103	$ 1,621	$ 6,839	$ 4,633	$ 11,832	$ 6,503
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	346	0	169	0	534	0	499	0
Unit Value	$ 12.03	$ 0.00	$ 11.62	$ 0.00	$ 11.79	$ 0.00	$ 21.26	$ 0.00
Fidelity Income Advantage:
Units Outstanding	34	0	12	0	47	0	59	0
Unit Value	$ 11.88	$ 0.00	$ 11.42	$ 0.00	$ 11.59	$ 0.00	$ 20.90	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	287	0	139	0	344	0	516
Highest Value	$ 0.00	$ 20.05	$ 0.00	$ 11.90	$ 0.00	$ 22.85	$ 0.00	$ 16.56
Lowest Value	$ 0.00	$ 9.58	$ 0.00	$ 11.67	$ 0.00	$ 12.80	$ 0.00	$ 12.43
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 3,949	$ 2,113	$ 2,175	$ 1,309	$ 2,201	$ 2,450	$ 509	$ 356
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	3,949	2,113	2,175	1,309	2,201	2,450	510	356
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 3,949	$ 2,113	$ 2,175	$ 1,309	$ 2,201	$ 2,450	$ 510	$ 356
Net Assets:
Fidelity Retirement Reserves	$ 3,786	$ 0	$ 2,111	$ 0	$ 2,025	$ 0	$ 504	$ 0
Fidelity Income Advantage	163	0	64	0	176	0	6	0
Fidelity Personal Retirement	0	2,113	0	1,309	0	2,450	0	356
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,949	$ 2,113	$ 2,175	$ 1,309	$ 2,201	$ 2,450	$ 510	$ 356
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	307	0	259	0	119	0	49	0
Unit Value	$ 12.34	$ 0.00	$ 8.14	$ 0.00	$ 17.04	$ 0.00	$ 10.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	8	0	11	0	1	0
Unit Value	$ 12.13	$ 0.00	$ 8.00	$ 0.00	$ 16.76	$ 0.00	$ 10.02	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	192	0	186	0	203	0	36
Unit Value	$ 0.00	$ 15.11	$ 0.00	$ 16.95	$ 0.00	$ 16.56	$ 0.00	$ 16.95
Highest Value	$ 0.00	$ 10.77	$ 0.00	$ 6.75	$ 0.00	$ 11.93	$ 0.00	$ 9.37
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 2,702	$ 2,383	$ 13,228	$ 36,918	$ 357	$ 589	$ 1,688	$ 2,604
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	2,702	2,383	13,228	36,918	357	589	1,689	2,604
Liabilities:
Payable to EFILI	1	0	1	0	0	0	0	0
Total net assets	$ 2,701	$ 2,383	$ 13,227	$ 36,918	$ 357	$ 589	$ 1,689	$ 2,604
Net Assets:
Fidelity Retirement Reserves	$ 2,515	$ 0	$ 11,137	$ 0	$ 329	$ 0	$ 1,542	$ 0
Fidelity Income Advantage	186	0	2,090	0	28	0	147	0
Fidelity Personal Retirement	0	2,383	0	36,918	0	589	0	2,604
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,701	$ 2,383	$ 13,227	$ 36,918	$ 357	$ 589	$ 1,689	$ 2,604
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	167	0	777	0	34	0	151	0
Unit Value	$ 15.07	$ 0.00	$ 14.34	$ 0.00	$ 9.61	$ 0.00	$ 10.21	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	147	0	3	0	14	0
Unit Value	$ 14.88	$ 0.00	$ 14.18	$ 0.00	$ 9.52	$ 0.00	$ 10.12	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	244	0	2,766	0	60	0	252
Highest Value	$ 0.00	$ 20.48	$ 0.00	$ 13.73	$ 0.00	$ 16.34	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 9.60	$ 0.00	$ 13.27	$ 0.00	$ 9.27	$ 0.00	$ 9.83
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 766	$ 1,736	$ 1,700	$ 2,965	$ 264	$ 581	$ 800	$ 1,871
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	766	1,736	1,700	2,965	264	581	800	1,871
Liabilities:
Payable to EFILI	0	0	1	0	1	0	0	0
Total net assets	$ 766	$ 1,736	$ 1,699	$ 2,965	$ 263	$ 581	$ 800	$ 1,871
Net Assets:
Fidelity Retirement Reserves	$ 633	$ 0	$ 1,653	$ 0	$ 238	$ 0	$ 800	$ 0
Fidelity Income Advantage	133	0	46	0	25	0	0	0
Fidelity Personal Retirement	0	1,736	0	2,965	0	581	0	1,871
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 766	$ 1,736	$ 1,699	$ 2,965	$ 263	$ 581	$ 800	$ 1,871
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	71	0	179	0	23	0	69	0
Unit Value	$ 8.95	$ 0.00	$ 9.22	$ 0.00	$ 10.19	$ 0.00	$ 11.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	15	0	5	0	3	0	0	0
Unit Value	$ 8.87	$ 0.00	$ 9.14	$ 0.00	$ 10.09	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	191	0	310	0	56	0	159
Highest Value	$ 0.00	$ 15.12	$ 0.00	$ 17.53	$ 0.00	$ 16.36	$ 0.00	$ 12.00
Lowest Value	$ 0.00	$ 8.76	$ 0.00	$ 9.05	$ 0.00	$ 10.10	$ 0.00	$ 11.69
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 395	$ 1,177	$ 1,846	$ 4,145	$ 3,686	$ 5,277
Receivable from EFILI	0	0	0	0	0	0
Total assets	395	1,177	1,846	4,145	3,686	5,277
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 395	$ 1,177	$ 1,846	$ 4,145	$ 3,686	$ 5,277
Net Assets:
Fidelity Retirement Reserves	$ 395	$ 0	$ 1,846	$ 0	$ 3,686	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,177	0	4,145	0	5,277
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 395	$ 1,177	$ 1,846	$ 4,145	$ 3,686	$ 5,277
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	35	0	163	0	322	0
Unit Value	$ 11.33	$ 0.00	$ 11.31	$ 0.00	$ 11.43	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	104	0	365	0	462
Unit Value	$ 0.00	$ 13.36	$ 0.00	$ 13.58	$ 0.00	$ 13.77
Fidelity Freedom Lifetime Income:	$ 0.00	$ 11.27	$ 0.00	$ 11.25	$ 0.00	$ 11.30
Units Outstanding
Highest Value	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,038	$ 8,699	$ 440	$ 2,095	$ 1,368	$ 2,726
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,038	8,699	440	2,095	1,368	2,726
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,038	$ 8,699	$ 440	$ 2,095	$ 1,368	$ 2,726
Net Assets:
Fidelity Retirement Reserves	$ 2,038	$ 0	$ 440	$ 0	$ 1,368	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,699	0	2,095	0	2,726
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,038	$ 8,699	$ 440	$ 2,095	$ 1,368	$ 2,726
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	183	0	39	0	126	0
Unit Value	$ 11.15	$ 0.00	$ 11.13	$ 0.00	$ 10.84	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	761	0	184	0	258
Highest Value	$ 0.00	$ 14.39	$ 0.00	$ 14.61	$ 0.00	$ 14.96
Lowest Value	$ 0.00	$ 10.97	$ 0.00	$ 10.91	$ 0.00	$ 10.58
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,243	$ 556	$ 895	$ 2,268	$ 33,243	$ 59,774
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,243	556	895	2,268	33,243	59,774
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,243	$ 556	$ 895	$ 2,268	$ 33,243	$ 59,774
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 794	$ 0	$ 5,060	$ 10,725
Fidelity Income Advantage	0	0	101	0	1,008	5,577
Fidelity Personal Retirement	0	0	0	2,268	27,091	43,187
Fidelity Freedom Lifetime Income	2,243	556	0	0	84	285
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,243	$ 556	$ 895	$ 2,268	$ 33,243	$ 59,774
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	102	0	464	1,056
Unit Value	$ 0.00	$ 0.00	$ 7.80	$ 0.00	$ 10.91	$ 10.16
Fidelity Income Advantage:
Units Outstanding	0	0	13	0	93	553
Unit Value	$ 0.00	$ 0.00	$ 7.75	$ 0.00	$ 10.83	$ 10.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	265	2,401	4,029
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 14.72	$ 11.55	$ 12.96
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 7.93	$ 11.13	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	200	50	0	0	8	31
Unit Value	$ 11.21	$ 11.15	$ 0.00	$ 0.00	$ 10.04	$ 9.34
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 106,733	$ 49,858	$ 20,726	$ 464	$ 911	$ 1,867	$ 3,156
Receivable from EFILI	0	0	1	0	0	1	0
Total assets	106,733	49,858	20,727	464	911	1,868	3,156
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 106,733	$ 49,858	$ 20,727	$ 464	$ 911	$ 1,868	$ 3,156
Net Assets:
Fidelity Retirement Reserves	$ 3,495	$ 7,111	$ 2,941	$ 464	$ 0	$ 1,789	$ 0
Fidelity Income Advantage	770	3,059	1,073	0	0	79	0
Fidelity Personal Retirement	11,794	39,688	16,713	0	911	0	3,156
Fidelity Freedom Lifetime Income	132	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	90,542	0	0	0	0	0	0
Total net assets	$ 106,733	$ 49,858	$ 20,727	$ 464	$ 911	$ 1,868	$ 3,156
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	384	751	327	45	0	169	0
Unit Value	$ 9.10	$ 9.47	$ 8.98	$ 10.36	$ 0.00	$ 10.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	85	325	120	0	0	7	0
Unit Value	$ 9.07	$ 9.40	$ 8.91	$ 0.00	$ 0.00	$ 10.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,190	3,986	1,776	0	87	0	283
Highest Value	$ 13.52	$ 13.87	$ 14.63	$ 0.00	$ 13.14	$ 0.00	$ 21.72
Lowest Value	$ 9.19	$ 9.66	$ 9.16	$ 0.00	$ 10.49	$ 0.00	$ 10.71
Fidelity Freedom Lifetime Income:
Units Outstanding	14	0	0	0	0	0	0
Unit Value	$ 9.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	7,088	0	0	0	0	0	0
Highest Value	$ 13.38	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,916	0	0	0	0	0	0
Highest Value	$ 13.36	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.88	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 285	$ 189	$ 1,678	$ 3,276	$ 16,714	$ 7,366
Receivable from EFILI	1	0	0	0	1	1
Total assets	286	189	1,678	3,276	16,715	7,367
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 286	$ 189	$ 1,678	$ 3,276	$ 16,715	$ 7,367
Net Assets:
Fidelity Retirement Reserves	$ 281	$ 0	$ 1,526	$ 0	$ 10,537	$ 2,877
Fidelity Income Advantage	5	0	152	0	605	282
Fidelity Personal Retirement	0	189	0	3,276	5,573	4,208
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 286	$ 189	$ 1,678	$ 3,276	$ 16,715	$ 7,367
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37	0	198	0	429	118
Unit Value	$ 7.57	$ 0.00	$ 7.73	$ 0.00	$ 24.55	$ 24.37
Fidelity Income Advantage:
Units Outstanding	1	0	20	0	25	12
Unit Value	$ 7.53	$ 0.00	$ 7.70	$ 0.00	$ 24.03	$ 23.86
Fidelity Personal Retirement:
Units Outstanding	0	24	0	388	464	321
Highest Value	$ 0.00	$ 18.60	$ 0.00	$ 20.79	$ 19.91	$ 14.42
Lowest Value	$ 0.00	$ 7.66	$ 0.00	$ 7.79	$ 11.49	$ 12.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III
Assets:
Investments at market value	$ 3,398	$ 4,990	$ 3,164	$ 2,009	$ 1,369	$ 1,792
Receivable from EFILI	0	0	0	0	0	1
Total assets	3,398	4,990	3,164	2,009	1,369	1,793
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 3,398	$ 4,990	$ 3,164	$ 2,009	$ 1,369	$ 1,793
Net Assets:
Fidelity Retirement Reserves	$ 1,482	$ 2,087	$ 2,886	$ 1,742	$ 1,330	$ 1,338
Fidelity Income Advantage	227	309	278	267	39	265
Fidelity Personal Retirement	1,689	2,594	0	0	0	190
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,398	$ 4,990	$ 3,164	$ 2,009	$ 1,369	$ 1,793
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	113	166	180	89	141	132
Unit Value	$ 13.17	$ 12.55	$ 16.07	$ 19.62	$ 9.41	$ 10.10
Fidelity Income Advantage:
Units Outstanding	18	25	18	14	4	26
Unit Value	$ 12.89	$ 12.28	$ 15.73	$ 19.20	$ 9.21	$ 10.10
Fidelity Personal Retirement:
Units Outstanding	203	274	0	0	0	19
Highest Value	$ 13.11	$ 15.59	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Lowest Value	$ 8.17	$ 9.15	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued
December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Assets:
Investments at market value	$ 20,108	$ 17,975	$ 8,583	$ 15,461
Receivable from EFILI	2	0	0	0
Total assets	20,110	17,975	8,583	15,461
Liabilities:
Payable to EFILI	0	0	0	1
Total net assets	$ 20,110	$ 17,975	$ 8,583	$ 15,460
Net Assets:
Fidelity Retirement Reserves	$ 11,529	$ 3,602	$ 1,400	$ 1,600
Fidelity Income Advantage	634	434	26	70
Fidelity Personal Retirement	7,947	13,939	7,157	13,790
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 20,110	$ 17,975	$ 8,583	$ 15,460
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	918	355	136	158
Unit Value	$ 12.56	$ 10.14	$ 10.28	$ 10.12
Fidelity Income Advantage:
Units Outstanding	51	43	3	7
Unit Value	$ 12.47	$ 10.14	$ 10.27	$ 10.11
Fidelity Personal Retirement:
Units Outstanding	584	1,373	695	1,361
Highest Value	$ 20.22	$ 10.15	$ 10.29	$ 10.13
Lowest Value	$ 12.82	$ 10.14	$ 10.28	$ 10.12
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 769	$ 1,016	$ 1,069	$ 908	$ 1,036	$ 177
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	698	0	82	0	310	0
Administrative and other charges	46	0	6	0	21	0
Total expenses	744	0	88	0	331	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	16	0	34	0
Administrative and other charges	11	0	5	0	11	0
Total expenses	43	0	21	0	45	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	272	0	21	0	17
Administrative and other charges	0	68	0	5	0	4
Total expenses	0	340	0	26	0	21
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	13	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	17	0	0	0	0
Total expenses	787	357	109	26	376	21
Net investment income (loss)	(18)	659	960	882	660	156
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	559	554	(3,873)	(695)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	559	554	(3,873)	(695)
Unrealized appreciation (depreciation)	0	0	2,948	1,815	15,026	2,942
Net increase (decrease) in net assets from operations	$ (18)	$ 659	$ 4,467	$ 3,251	$ 11,813	$ 2,403

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 145	$ 16	$ 184	$ 90	$ 152	$ 3,512	$ 2,834
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	226	0	61	28	0	258	0
Administrative and other charges	15	0	4	2	0	17	0
Total expenses	241	0	65	30	0	275	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	3	3	0	48	0
Administrative and other charges	6	0	1	1	0	16	0
Total expenses	25	0	4	4	0	64	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	0	14	0	68
Administrative and other charges	0	2	0	0	3	0	17
Total expenses	0	12	0	0	17	0	85
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	266	12	69	34	17	339	85
Net investment income (loss)	(121)	4	115	56	135	3,173	2,749
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,155)	(526)	(426)	(562)	(516)	284	521
Realized gain distributions	28	4	28	14	23	161	147
Net realized gain (loss) on investments	(3,127)	(522)	(398)	(548)	(493)	445	668
Unrealized appreciation (depreciation)	11,231	1,686	2,266	1,421	1,931	1,906	954
Net increase (decrease) in net assets from operations	$ 7,983	$ 1,168	$ 1,983	$ 929	$ 1,573	$ 5,524	$ 4,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 798	$ 125	$ 1,327	$ 125	$ 38	$ 1,240	$ 421
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	234	0	255	53	0	615	0
Administrative and other charges	16	0	17	4	0	41	0
Total expenses	250	0	272	57	0	656	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	28	7	0	48	0
Administrative and other charges	7	0	9	2	0	16	0
Total expenses	27	0	37	9	0	64	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	28	0	5	0	59
Administrative and other charges	0	2	7	0	1	0	15
Total expenses	0	12	35	0	6	0	74
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	277	12	344	66	6	720	74
Net investment income (loss)	521	113	983	59	32	520	347
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,062)	(221)	(545)	(412)	15	(3,799)	(380)
Realized gain distributions	56	9	1,144	16	5	25	9
Net realized gain (loss) on investments	(1,006)	(212)	599	(396)	20	(3,774)	(371)
Unrealized appreciation (depreciation)	8,924	1,213	10,420	2,552	591	29,938	9,131
Net increase (decrease) in net assets from operations	$ 8,439	$ 1,114	$ 12,002	$ 2,215	$ 643	$ 26,684	$ 9,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 205	$ 1,240	$ 2	$ 2	$ 134	$ 20
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	67	0	7	0	78	0
Administrative and other charges	4	0	0	0	5	0
Total expenses	71	0	7	0	83	0
Fidelity Income Advantage:
Mortality and expense risk charges	16	0	1	0	15	0
Administrative and other charges	5	0	0	0	5	0
Total expenses	21	0	1	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	29	0	2	0	4
Administrative and other charges	0	7	0	0	0	1
Total expenses	0	36	0	2	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	464	0	0	0	0
Administrative and other charges	0	131	0	0	0	0
Total expenses	0	595	0	0	0	0
Total expenses	92	631	8	2	103	5
Net investment income (loss)	113	609	(6)	0	31	15
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(469)	110	(67)	(11)	(1,290)	(209)
Realized gain distributions	34	196	0	0	0	0
Net realized gain (loss) on investments	(435)	306	(67)	(11)	(1,290)	(209)
Unrealized appreciation (depreciation)	3,784	20,559	353	286	4,135	622
Net increase (decrease) in net assets from operations	$ 3,462	$ 21,474	$ 280	$ 275	$ 2,876	$ 428

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 22	$ 7	$ 210	$ 78	$ 22	$ 11
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	29	0	201	0	28	0
Administrative and other charges	2	0	13	0	2	0
Total expenses	31	0	214	0	30	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	23	0	2	0
Administrative and other charges	2	0	8	0	1	0
Total expenses	6	0	31	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	25	0	6
Administrative and other charges	0	1	0	6	0	1
Total expenses	0	3	0	31	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	37	3	245	31	33	7
Net investment income (loss)	(15)	4	(35)	47	(11)	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(223)	37	(942)	(259)	(483)	590
Realized gain distributions	0	0	157	68	0	0
Net realized gain (loss) on investments	(223)	37	(785)	(191)	(483)	590
Unrealized appreciation (depreciation)	1,920	399	10,684	4,165	2,375	934
Net increase (decrease) in net assets from operations	$ 1,682	$ 440	$ 9,864	$ 4,021	$ 1,881	$ 1,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 71	$ 50	$ 7	$ 4	$ 47	$ 21
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	27	0	67	0
Administrative and other charges	1	0	2	0	5	0
Total expenses	18	0	29	0	72	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	3	0	6	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	2	0	4	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	6	0	11
Administrative and other charges	0	1	0	1	0	3
Total expenses	0	3	0	7	0	14
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	20	3	33	7	80	14
Net investment income (loss)	51	47	(26)	(3)	(33)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(625)	(217)	92	239	10	(137)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(625)	(217)	92	239	10	(137)
Unrealized appreciation (depreciation)	846	327	2,449	1,441	3,682	2,167
Net increase (decrease) in net assets from operations	$ 272	$ 157	$ 2,515	$ 1,677	$ 3,659	$ 2,037

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 11	$ 5	$ 27	$ 16	$ 20	$ 21
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	0	18	0	13	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	26	0	19	0	14	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	0	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	5	0	4
Administrative and other charges	0	1	0	1	0	1
Total expenses	0	4	0	6	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	28	4	19	6	15	5
Net investment income (loss)	(17)	1	8	10	5	16
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(146)	(53)	729	1,266	(78)	62
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(146)	(53)	729	1,266	(78)	62
Unrealized appreciation (depreciation)	1,082	509	375	225	709	617
Net increase (decrease) in net assets from operations	$ 919	$ 457	$ 1,112	$ 1,501	$ 636	$ 695

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 2	$ 2	$ 59	$ 48	$ 520	$ 1,382
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	14	0	69	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	4	0	15	0	74	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	0	15	0
Administrative and other charges	0	0	0	0	5	0
Total expenses	0	0	2	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	3	0	54
Administrative and other charges	0	0	0	1	0	14
Total expenses	0	1	0	4	0	68
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	4	1	17	4	94	68
Net investment income (loss)	(2)	1	42	44	426	1,314
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	38	(292)	24	373	231
Realized gain distributions	0	0	0	0	89	237
Net realized gain (loss) on investments	39	38	(292)	24	462	468
Unrealized appreciation (depreciation)	128	74	916	523	1,897	4,647
Net increase (decrease) in net assets from operations	$ 165	$ 113	$ 666	$ 591	$ 2,785	$ 6,429

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)	VIP - Growth Strategies Investor Class (b)	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 12	$ 18	$ 13	$ 28
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	7	0	5	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	3	0	8	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	4	0	4
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	1	0	5	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	1	9	5	7	5
Net investment income (loss)	(3)	(1)	3	13	6	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(138)	(17)	(25)	(193)	(262)	(439)
Realized gain distributions	0	0	17	27	0	0
Net realized gain (loss) on investments	(138)	(17)	(8)	(166)	(262)	(439)
Unrealized appreciation (depreciation)	276	161	486	857	430	899
Net increase (decrease) in net assets from operations	$ 135	$ 143	$ 481	$ 704	$ 174	$ 483

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 13	$ 20	$ 1	$ 2	$ 27	$ 60
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	2	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	10	0	2	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	1	0	4
Administrative and other charges	0	1	0	0	0	1
Total expenses	0	5	0	1	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	10	5	2	1	5	5
Net investment income (loss)	3	15	(1)	1	22	55
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	(550)	(33)	0	3	3
Realized gain distributions	0	0	0	0	9	29
Net realized gain (loss) on investments	(91)	(550)	(33)	0	12	32
Unrealized appreciation (depreciation)	544	1,152	100	164	41	166
Net increase (decrease) in net assets from operations	$ 456	$ 617	$ 66	$ 165	$ 75	$ 253

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 14	$ 39	$ 67	$ 153	$ 122	$ 186
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	12	0	23	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	3	0	13	0	24	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	8	0	9
Administrative and other charges	0	1	0	2	0	2
Total expenses	0	3	0	10	0	11
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	3	13	10	24	11
Net investment income (loss)	11	36	54	143	98	175
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(62)	(18)	(39)	(56)	77	37
Realized gain distributions	14	22	13	57	41	86
Net realized gain (loss) on investments	(48)	4	(26)	1	118	123
Unrealized appreciation (depreciation)	85	181	322	740	456	718
Net increase (decrease) in net assets from operations	$ 48	$ 221	$ 350	$ 884	$ 672	$ 1,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 61	$ 269	$ 13	$ 58	$ 27	$ 64
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	12	0	4	0	8	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	13	0	4	0	8	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	3	0	5
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	17	0	4	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	13	17	4	4	8	6
Net investment income (loss)	48	252	9	54	19	58
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(108)	124	(122)	12	7	29
Realized gain distributions	21	71	7	25	12	40
Net realized gain (loss) on investments	(87)	195	(115)	37	19	69
Unrealized appreciation (depreciation)	431	1,210	223	297	222	519
Net increase (decrease) in net assets from operations	$ 392	$ 1,657	$ 117	$ 388	$ 260	$ 646

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 85	$ 22	$ 4	$ 9	$ 521
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	5	0	27
Administrative and other charges	0	0	0	0	2
Total expenses	0	0	5	0	29
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	8
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	11
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	39
Administrative and other charges	0	0	0	1	10
Total expenses	0	0	0	4	49
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	10	3	0	0	0
Administrative and other charges	2	0	0	0	0
Total expenses	12	3	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	12	3	6	4	89
Net investment income (loss)	73	19	(2)	5	432
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	4	37	34	326
Realized gain distributions	19	6	0	0	19
Net realized gain (loss) on investments	31	10	37	34	345
Unrealized appreciation (depreciation)	284	88	143	354	1,531
Net increase (decrease) in net assets from operations	$ 388	$ 117	$ 178	$ 393	$ 2,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 962	$ 1,596	$ 699	$ 244	$ 7	$ 13
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	64	16	44	17	3	0
Administrative and other charges	4	1	3	1	0	0
Total expenses	68	17	47	18	3	0
Fidelity Income Advantage:
Mortality and expense risk charges	38	5	24	7	0	0
Administrative and other charges	12	1	8	2	0	0
Total expenses	50	6	32	9	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	70	12	68	29	0	2
Administrative and other charges	17	3	17	7	0	0
Total expenses	87	15	85	36	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	698	0	0	0	0
Administrative and other charges	0	198	0	0	0	0
Total expenses	0	896	0	0	0	0
Total expenses	206	934	164	63	3	2
Net investment income (loss)	756	662	535	181	4	11
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	78	895	529	109	(42)	(35)
Realized gain distributions	65	143	58	28	0	0
Net realized gain (loss) on investments	143	1,038	587	137	(42)	(35)
Unrealized appreciation (depreciation)	7,334	17,269	8,419	4,286	71	173
Net increase (decrease) in net assets from operations	$ 8,233	$ 18,969	$ 9,541	$ 4,604	$ 33	$ 149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 13	$ 21	$ 4	$ 2	$ 4	$ 8
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	8	0	2	0	5	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	9	0	2	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	1	0	0
Administrative and other charges	0	1	0	0	0	1
Total expenses	0	4	0	1	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	10	4	2	1	6	1
Net investment income (loss)	3	17	2	1	(2)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	66	36	31	50	78	109
Realized gain distributions	0	0	0	0	5	10
Net realized gain (loss) on investments	66	36	31	50	83	119
Unrealized appreciation (depreciation)	539	826	46	26	263	591
Net increase (decrease) in net assets from operations	$ 608	$ 879	$ 79	$ 77	$ 344	$ 717

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 0	$ 376	$ 193	$ 134
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	65	17	11	15
Administrative and other charges	4	1	1	1
Total expenses	69	18	12	16
Fidelity Income Advantage:
Mortality and expense risk charges	4	2	2	2
Administrative and other charges	1	1	0	1
Total expenses	5	3	2	3
Fidelity Personal Retirement:
Mortality and expense risk charges	8	5	2	4
Administrative and other charges	2	1	1	1
Total expenses	10	6	3	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	84	27	17	24
Net investment income (loss)	(84)	349	176	110
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,294)	(52)	(63)	(967)
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(1,294)	(52)	(63)	(967)
Unrealized appreciation (depreciation)	8,256	907	269	2,050
Net increase (decrease) in net assets from operations	$ 6,878	$ 1,204	$ 382	$ 1,193

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued
For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I (b)	CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)
Income:
Dividends	$ 0	$ 0	$ 14	$ 82	$ 5	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	19	12	8	7	2	1
Administrative and other charges	1	1	1	0	0	0
Total expenses	20	13	9	7	2	1
Fidelity Income Advantage:
Mortality and expense risk charges	1	1	0	2	1	0
Administrative and other charges	1	1	0	0	0	0
Total expenses	2	2	0	2	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	22	15	9	9	3	1
Net investment income (loss)	(22)	(15)	5	73	2	(1)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(441)	(223)	(451)	(944)	(738)	0
Realized gain distributions	0	0	0	50	5	0
Net realized gain (loss) on investments	(441)	(223)	(451)	(894)	(733)	0
Unrealized appreciation (depreciation)	1,368	968	701	1,017	823	19
Net increase (decrease) in net assets from operations	$ 905	$ 730	$ 255	$ 196	$ 92	$ 18

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class	PVIT- Low Duration (a)	PVIT- Real Return (a)	PVIT- Total Return (a)
Income:
Dividends	$ 553	$ 0	$ 0	$ 0	$ 0	$ 50	$ 18	$ 71
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	50	2	0	2	0	3	2	2
Administrative and other charges	3	0	0	0	0	0	0	0
Total expenses	53	2	0	2	0	3	2	2
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	0	0	0	1	0	0
Administrative and other charges	1	0	0	0	0	0	0	0
Total expenses	3	0	0	0	0	1	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	14	0	0	0	1	2	2	4
Administrative and other charges	3	0	0	0	0	1	1	1
Total expenses	17	0	0	0	1	3	3	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	73	2	0	2	1	7	5	7
Net investment income (loss)	480	(2)	0	(2)	(1)	43	13	64
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,016	(71)	(27)	(78)	95	1	5	1
Realized gain distributions	0	0	0	0	0	662	269	362
Net realized gain (loss) on investments	2,016	(71)	(27)	(78)	95	663	274	363
Unrealized appreciation (depreciation)	4,371	124	74	152	98	(626)	(282)	(425)
Net increase (decrease) in net assets from operations	$ 6,867	$ 51	$ 47	$ 72	$ 192	$ 80	$ 5	$ 2

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (18)	$ 2,090	$ 659	$ 3,999	$ 960	$ 977	$ 882	$ 645
Net realized gain (loss) on investments	0	0	0	0	559	(722)	554	(149)
Unrealized appreciation (depreciation)	0	0	0	0	2,948	(3,928)	1,815	(2,623)
Net increase (decrease) in net assets from operations	(18)	2,090	659	3,999	4,467	(3,673)	3,251	(2,127)
Contract Transactions:
Payments received from contract owners	1,119	2,970	107,891	154,272	215	100	616	468
Transfers between sub-accounts and the fixed account, net	(29,648)	70,696	(135,054)	(69,684)	1,071	(2,265)	2,738	827
Contract benefits	(1,503)	(1,512)	(2,729)	(387)	(312)	(350)	0	0
Contract terminations	(28,465)	(28,949)	(49,583)	(33,672)	(457)	(808)	(412)	(566)
Contract maintenance charges	(23)	(17)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(67)	84	1	(6)	25	(3)	1	0
Net increase (decrease) in net assets from contract transactions	(58,587)	43,272	(79,474)	50,523	540	(3,328)	2,943	729
Total increase (decrease) in net assets	(58,605)	45,362	(78,815)	54,522	5,007	(7,001)	6,194	(1,398)
Net Assets:
Beginning of period	125,749	80,387	174,465	119,943	10,016	17,017	6,184	7,582
End of period	$ 67,144	$ 125,749	$ 95,650	$ 174,465	$ 15,023	$ 10,016	$ 12,378	$ 6,184
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 660	$ 1,105	$ 156	$ 259	$ (121)	$ (31)	$ 4	$ 37
Net realized gain (loss) on investments	(3,873)	(3,712)	(695)	(768)	(3,127)	(2,528)	(522)	151
Unrealized appreciation (depreciation)	15,026	(36,654)	2,942	(6,264)	11,231	(29,485)	1,686	(5,162)
Net increase (decrease) in net assets from operations	11,813	(39,261)	2,403	(6,773)	7,983	(32,044)	1,168	(4,974)
Contract Transactions:
Payments received from contract owners	231	388	61	118	75	164	19	153
Transfers between sub-accounts and the fixed account, net	(3,530)	(11,217)	(1,133)	(1,245)	(2,082)	(6,242)	(764)	(310)
Contract benefits	(831)	(1,320)	0	0	(398)	(625)	0	0
Contract terminations	(2,273)	(3,005)	(213)	(705)	(1,298)	(2,916)	(181)	(188)
Contract maintenance charges	(10)	(14)	0	0	(10)	(13)	0	0
Other transfers (to) from EFILI, net	22	12	(1)	0	31	7	1	0
Net increase (decrease) in net assets from contract transactions	(6,391)	(15,156)	(1,286)	(1,832)	(3,682)	(9,625)	(925)	(345)
Total increase (decrease) in net assets	5,422	(54,417)	1,117	(8,605)	4,301	(41,669)	243	(5,319)
Net Assets:
Beginning of period	46,357	100,774	8,211	16,816	32,390	74,059	5,088	10,407
End of period	$ 51,779	$ 46,357	$ 9,328	$ 8,211	$ 36,691	$ 32,390	$ 5,331	$ 5,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 115	$ 225	$ 56	$ 113	$ 135	$ 238
Net realized gain (loss) on investments	(398)	1,436	(548)	689	(493)	897
Unrealized appreciation (depreciation)	2,266	(9,144)	1,421	(5,310)	1,931	(7,437)
Net increase (decrease) in net assets from operations	1,983	(7,483)	929	(4,508)	1,573	(6,302)
Contract Transactions:
Payments received from contract owners	0	0	45	66	33	699
Transfers between sub-accounts and the fixed account, net	(654)	(1,816)	(658)	(2,301)	(114)	(1,555)
Contract benefits	(56)	(186)	(54)	(107)	0	(3)
Contract terminations	(203)	(451)	(161)	(371)	(344)	(191)
Contract maintenance charges	(3)	(3)	(1)	(3)	0	(1)
Other transfers (to) from EFILI, net	(3)	2	2	3	0	1
Net increase (decrease) in net assets from contract transactions	(919)	(2,454)	(827)	(2,713)	(425)	(1,050)
Total increase (decrease) in net assets	1,064	(9,937)	102	(7,221)	1,148	(7,352)
Net Assets:
Beginning of period	8,609	18,546	4,643	11,864	7,072	14,424
End of period	$ 9,673	$ 8,609	$ 4,745	$ 4,643	$ 8,220	$ 7,072
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 3,173	$ 1,498	$ 2,749	$ 757	$ 521	$ 747	$ 113	$ 134
Net realized gain (loss) on investments	445	(567)	668	(39)	(1,006)	3,850	(212)	292
Unrealized appreciation (depreciation)	1,906	(2,646)	954	(1,466)	8,924	(19,283)	1,213	(2,323)
Net increase (decrease) in net assets from operations	5,524	(1,715)	4,371	(748)	8,439	(14,686)	1,114	(1,897)
Contract Transactions:
Payments received from contract owners	820	386	5,793	3,486	93	518	66	897
Transfers between sub-accounts and the fixed account, net	3,745	(2,606)	16,263	2,748	(1,605)	(3,754)	671	1,261
Contract benefits	(786)	(986)	0	0	(633)	(942)	0	0
Contract terminations	(2,552)	(3,440)	(1,208)	(1,324)	(1,515)	(3,575)	(111)	(107)
Contract maintenance charges	(6)	(6)	0	0	(7)	(8)	0	0
Other transfers (to) from EFILI, net	(14)	(61)	1	0	(3)	(18)	1	0
Net increase (decrease) in net assets from contract transactions	1,207	(6,713)	20,849	4,910	(3,670)	(7,779)	627	2,051
Total increase (decrease) in net assets	6,731	(8,428)	25,220	4,162	4,769	(22,465)	1,741	154
Net Assets:
Beginning of period	36,272	44,700	20,079	15,917	32,366	54,831	4,339	4,185
End of period	$ 43,003	$ 36,272	$ 45,299	$ 20,079	$ 37,135	$ 32,366	$ 6,080	$ 4,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 983	$ 1,040	$ 59	$ 107	$ 32	$ 50
Net realized gain (loss) on investments	599	687	(396)	(521)	20	6
Unrealized appreciation (depreciation)	10,420	(32,327)	2,552	(4,421)	591	(1,143)
Net increase (decrease) in net assets from operations	12,002	(30,600)	2,215	(4,835)	643	(1,087)
Contract Transactions:
Payments received from contract owners	591	1,793	38	80	106	505
Transfers between sub-accounts and the fixed account, net	(1,551)	(3,954)	(429)	(1,040)	104	1,125
Contract benefits	(825)	(599)	(160)	(246)	0	0
Contract terminations	(1,980)	(2,252)	(302)	(448)	(163)	(12)
Contract maintenance charges	(11)	(12)	(2)	(3)	0	0
Other transfers (to) from EFILI, net	22	20	(60)	6	0	0
Net increase (decrease) in net assets from contract transactions	(3,754)	(5,004)	(915)	(1,651)	47	1,618
Total increase (decrease) in net assets	8,248	(35,604)	1,300	(6,486)	690	531
Net Assets:
Beginning of period	50,505	86,109	7,672	14,158	2,202	1,671
End of period	$ 58,753	$ 50,505	$ 8,972	$ 7,672	$ 2,892	$ 2,202
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 520	$ 154	$ 347	$ 249	$ 113	$ 109	$ 609	$ 732
Net realized gain (loss) on investments	(3,774)	1,773	(371)	594	(435)	(298)	306	916
Unrealized appreciation (depreciation)	29,938	(70,907)	9,131	(20,095)	3,784	(6,417)	20,559	(24,024)
Net increase (decrease) in net assets from operations	26,684	(68,980)	9,107	(19,252)	3,462	(6,606)	21,474	(22,376)
Contract Transactions:
Payments received from contract owners	382	1,253	745	2,296	10	199	619	2,831
Transfers between sub-accounts and the fixed account, net	(3,837)	(12,769)	3,132	1,454	(196)	(2,753)	9,459	40,488
Contract benefits	(1,181)	(1,533)	(56)	(9)	(358)	(409)	(122)	(7)
Contract terminations	(3,553)	(4,783)	(863)	(842)	(729)	(508)	(3,681)	(2,931)
Contract maintenance charges	(25)	(30)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	42	(42)	(3)	0	11	7	3	(7)
Net increase (decrease) in net assets from contract transactions	(8,172)	(17,904)	2,955	2,899	(1,265)	(3,467)	6,278	40,374
Total increase (decrease) in net assets	18,512	(86,884)	12,062	(16,353)	2,197	(10,073)	27,752	17,998
Net Assets:
Beginning of period	84,132	171,016	25,571	41,924	10,272	20,345	50,339	32,341
End of period	$ 102,644	$ 84,132	$ 37,633	$ 25,571	$ 12,469	$ 10,272	$ 78,091	$ 50,339

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (6)	$ (6)	$ 0	$ 2	$ 31	$ 58	$ 15	$ 25
Net realized gain (loss) on investments	(67)	(268)	(11)	(409)	(1,290)	1,543	(209)	231
Unrealized appreciation (depreciation)	353	(580)	286	(467)	4,135	(11,808)	622	(1,636)
Net increase (decrease) in net assets from operations	280	(854)	275	(874)	2,876	(10,207)	428	(1,380)
Contract Transactions:
Payments received from contract owners	1	6	5	8	22	45	33	221
Transfers between sub-accounts and the fixed account, net	(12)	(969)	146	(786)	(1,075)	(1,700)	(208)	826
Contract benefits	(6)	(20)	0	0	(363)	(401)	0	0
Contract terminations	(103)	(204)	(26)	(23)	(566)	(894)	(90)	(74)
Contract maintenance charges	0	0	0	0	(4)	(4)	0	0
Other transfers (to) from EFILI, net	2	0	0	1	(5)	(20)	0	2
Net increase (decrease) in net assets from contract transactions	(118)	(1,187)	125	(800)	(1,991)	(2,974)	(265)	975
Total increase (decrease) in net assets	162	(2,041)	400	(1,674)	885	(13,181)	163	(405)
Net Assets:
Beginning of period	835	2,876	739	2,413	12,675	25,856	2,104	2,509
End of period	$ 997	$ 835	$ 1,139	$ 739	$ 13,560	$ 12,675	$ 2,267	$ 2,104
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (15)	$ (37)	$ 4	$ 0	$ (35)	$ (172)	$ 47	$ 18
Net realized gain (loss) on investments	(223)	(673)	37	(125)	(785)	7,206	(191)	2,045
Unrealized appreciation (depreciation)	1,920	(5,025)	399	(741)	10,684	(27,651)	4,165	(9,197)
Net increase (decrease) in net assets from operations	1,682	(5,735)	440	(866)	9,864	(20,617)	4,021	(7,134)
Contract Transactions:
Payments received from contract owners	5	148	48	2	196	288	185	797
Transfers between sub-accounts and the fixed account, net	290	(1,127)	955	(63)	(78)	(11,146)	1,287	268
Contract benefits	(83)	(114)	0	0	(470)	(519)	0	(4)
Contract terminations	(274)	(605)	(114)	(1)	(1,131)	(1,440)	(474)	(362)
Contract maintenance charges	(1)	(1)	0	0	(8)	(11)	0	0
Other transfers (to) from EFILI, net	8	4	(2)	(1)	13	13	(1)	(8)
Net increase (decrease) in net assets from contract transactions	(55)	(1,695)	887	(63)	(1,478)	(12,815)	997	691
Total increase (decrease) in net assets	1,627	(7,430)	1,327	(929)	8,386	(33,432)	5,018	(6,443)
Net Assets:
Beginning of period	3,901	11,331	574	1,503	26,748	60,180	10,433	16,876
End of period	$ 5,528	$ 3,901	$ 1,901	$ 574	$ 35,134	$ 26,748	$ 15,451	$ 10,433

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (11)	$ (9)	$ 4	$ 11	$ 51	$ 54	$ 47	$ 36
Net realized gain (loss) on investments	(483)	801	590	315	(625)	(478)	(217)	(899)
Unrealized appreciation (depreciation)	2,375	(5,009)	934	(2,396)	846	(1,868)	327	(722)
Net increase (decrease) in net assets from operations	1,881	(4,217)	1,528	(2,070)	272	(2,292)	157	(1,585)
Contract Transactions:
Payments received from contract owners	34	53	28	97	14	16	9	55
Transfers between sub-accounts and the fixed account, net	(341)	(2,347)	(272)	(1,190)	(1,247)	(2,480)	(46)	(5,834)
Contract benefits	(77)	(70)	0	0	(19)	(66)	0	0
Contract terminations	(272)	(334)	(74)	(151)	(43)	(355)	(20)	(33)
Contract maintenance charges	(1)	(2)	0	0	(2)	(2)	0	(1)
Other transfers (to) from EFILI, net	(1)	1	0	1	0	4	(2)	0
Net increase (decrease) in net assets from contract transactions	(658)	(2,699)	(318)	(1,243)	(1,297)	(2,883)	(59)	(5,813)
Total increase (decrease) in net assets	1,223	(6,916)	1,210	(3,313)	(1,025)	(5,175)	98	(7,398)
Net Assets:
Beginning of period	3,341	10,257	1,631	4,944	3,128	8,303	1,523	8,921
End of period	$ 4,564	$ 3,341	$ 2,841	$ 1,631	$ 2,103	$ 3,128	$ 1,621	$ 1,523
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (26)	$ (29)	$ (3)	$ (4)	$ (33)	$ (142)	$ 7	$ (22)
Net realized gain (loss) on investments	92	546	239	137	10	713	(137)	488
Unrealized appreciation (depreciation)	2,449	(3,176)	1,441	(1,575)	3,682	(13,068)	2,167	(6,986)
Net increase (decrease) in net assets from operations	2,515	(2,659)	1,677	(1,442)	3,659	(12,497)	2,037	(6,520)
Contract Transactions:
Payments received from contract owners	68	14	5	72	8	52	225	604
Transfers between sub-accounts and the fixed account, net	2,309	(722)	1,987	(116)	556	(2,358)	(194)	(2,103)
Contract benefits	(58)	(53)	0	0	(138)	(166)	0	0
Contract terminations	(184)	(238)	(211)	(80)	(228)	(877)	(170)	(310)
Contract maintenance charges	(2)	(2)	(1)	(4)	(7)	(24)	(2)	(32)
Other transfers (to) from EFILI, net	6	5	(1)	1	23	14	1	0
Net increase (decrease) in net assets from contract transactions	2,139	(996)	1,779	(127)	214	(3,359)	(140)	(1,841)
Total increase (decrease) in net assets	4,654	(3,655)	3,456	(1,569)	3,873	(15,856)	1,897	(8,361)
Net Assets:
Beginning of period	2,185	5,840	1,177	2,746	7,959	23,815	4,606	12,967
End of period	$ 6,839	$ 2,185	$ 4,633	$ 1,177	$ 11,832	$ 7,959	$ 6,503	$ 4,606

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (17)	$ (23)	$ 1	$ 3	$ 8	$ 21	$ 10	$ 24
Net realized gain (loss) on investments	(146)	378	(53)	(227)	729	(16)	1,266	40
Unrealized appreciation (depreciation)	1,082	(2,438)	509	(983)	375	(1,359)	225	(792)
Net increase (decrease) in net assets from operations	919	(2,083)	457	(1,207)	1,112	(1,354)	1,501	(728)
Contract Transactions:
Payments received from contract owners	51	26	11	206	0	4	14	267
Transfers between sub-accounts and the fixed account, net	(64)	(1,036)	162	(1,547)	(84)	543	(1,167)	659
Contract benefits	(25)	(40)	0	0	(47)	(6)	0	0
Contract terminations	(112)	(379)	(111)	(71)	(107)	(135)	(34)	(45)
Contract maintenance charges	(1)	(2)	(1)	(2)	(2)	(4)	0	(1)
Other transfers (to) from EFILI, net	2	2	0	(1)	(1)	0	1	0
Net increase (decrease) in net assets from contract transactions	(149)	(1,429)	61	(1,415)	(241)	402	(1,186)	880
Total increase (decrease) in net assets	770	(3,512)	518	(2,622)	871	(952)	315	152
Net Assets:
Beginning of period	3,179	6,691	1,595	4,217	1,304	2,256	994	842
End of period	$ 3,949	$ 3,179	$ 2,113	$ 1,595	$ 2,175	$ 1,304	$ 1,309	$ 994
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5	$ 5	$ 16	$ 21	$ (2)	$ (1)	$ 1	$ 1
Net realized gain (loss) on investments	(78)	(231)	62	(144)	39	(24)	38	(16)
Unrealized appreciation (depreciation)	709	(1,181)	617	(1,027)	128	(84)	74	(58)
Net increase (decrease) in net assets from operations	636	(1,407)	695	(1,150)	165	(109)	113	(73)
Contract Transactions:
Payments received from contract owners	22	13	7	295	0	0	0	16
Transfers between sub-accounts and the fixed account, net	(44)	(163)	(3)	377	177	(6)	139	(14)
Contract benefits	(10)	(24)	0	0	0	(1)	0	0
Contract terminations	(96)	(170)	(95)	(72)	0	(22)	(8)	(15)
Contract maintenance charges	(1)	(2)	(1)	(1)	0	0	0	0
Other transfers (to) from EFILI, net	2	0	0	2	0	(1)	0	(1)
Net increase (decrease) in net assets from contract transactions	(127)	(346)	(92)	601	177	(30)	131	(14)
Total increase (decrease) in net assets	509	(1,753)	603	(549)	342	(139)	244	(87)
Net Assets:
Beginning of period	1,692	3,445	1,847	2,396	168	307	112	199
End of period	$ 2,201	$ 1,692	$ 2,450	$ 1,847	$ 510	$ 168	$ 356	$ 112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 42	$ 63	$ 44	$ 61	$ 426	$ 416	$ 1,314	$ 1,062
Net realized gain (loss) on investments	(292)	(175)	24	(101)	462	(20)	468	(125)
Unrealized appreciation (depreciation)	916	(1,555)	523	(1,245)	1,897	(1,500)	4,647	(3,504)
Net increase (decrease) in net assets from operations	666	(1,667)	591	(1,285)	2,785	(1,104)	6,429	(2,567)
Contract Transactions:
Payments received from contract owners	31	17	54	176	938	205	3,281	4,712
Transfers between sub-accounts and the fixed account, net	(73)	(516)	138	681	1,727	500	9,157	102
Contract benefits	(19)	(42)	0	(7)	(190)	(155)	0	0
Contract terminations	(77)	(163)	(49)	(61)	(671)	(568)	(1,508)	(1,479)
Contract maintenance charges	(1)	(1)	0	0	(3)	(2)	0	0
Other transfers (to) from EFILI, net	2	2	(1)	0	12	8	0	(1)
Net increase (decrease) in net assets from contract transactions	(137)	(703)	142	789	1,813	(12)	10,930	3,334
Total increase (decrease) in net assets	529	(2,370)	733	(496)	4,598	(1,116)	17,359	767
Net Assets:
Beginning of period	2,172	4,542	1,650	2,146	8,629	9,745	19,559	18,792
End of period	$ 2,701	$ 2,172	$ 2,383	$ 1,650	$ 13,227	$ 8,629	$ 36,918	$ 19,559
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (3)	$ (7)	$ (1)	$ (1)	$ 3	$ (13)	$ 13	$ (7)
Net realized gain (loss) on investments	(138)	(108)	(17)	(27)	(8)	(176)	(166)	(385)
Unrealized appreciation (depreciation)	276	(395)	161	(314)	486	(811)	857	(1,321)
Net increase (decrease) in net assets from operations	135	(510)	143	(342)	481	(1,000)	704	(1,713)
Contract Transactions:
Payments received from contract owners	0	20	41	28	0	9	67	111
Transfers between sub-accounts and the fixed account, net	(129)	(341)	63	(144)	434	(569)	579	(1,022)
Contract benefits	(2)	(5)	0	0	(11)	(20)	(45)	(3)
Contract terminations	(77)	0	(7)	0	(38)	(103)	(43)	(106)
Contract maintenance charges	0	0	0	0	0	(1)	0	(1)
Other transfers (to) from EFILI, net	0	(2)	(1)	(1)	9	3	0	1
Net increase (decrease) in net assets from contract transactions	(208)	(328)	96	(117)	394	(681)	558	(1,020)
Total increase (decrease) in net assets	(73)	(838)	239	(459)	875	(1,681)	1,262	(2,733)
Net Assets:
Beginning of period	430	1,268	350	809	814	2,495	1,342	4,075
End of period	$ 357	$ 430	$ 589	$ 350	$ 1,689	$ 814	$ 2,604	$ 1,342

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 6	$ 9	$ 23	$ 39	$ 3	$ 2	$ 15	$ 17
Net realized gain (loss) on investments	(262)	(274)	(439)	(95)	(91)	(50)	(550)	20
Unrealized appreciation (depreciation)	430	(762)	899	(1,621)	544	(1,042)	1,152	(1,721)
Net increase (decrease) in net assets from operations	174	(1,027)	483	(1,677)	456	(1,090)	617	(1,684)
Contract Transactions:
Payments received from contract owners	1	11	6	131	1	8	3	48
Transfers between sub-accounts and the fixed account, net	(310)	364	(610)	328	162	(364)	582	(215)
Contract benefits	(14)	(63)	(46)	0	(2)	(2)	0	0
Contract terminations	(10)	(95)	(74)	(30)	(44)	(113)	(65)	(92)
Contract maintenance charges	0	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(1)	2	0	(2)	0	0	0	(1)
Net increase (decrease) in net assets from contract transactions	(334)	218	(724)	427	116	(472)	520	(260)
Total increase (decrease) in net assets	(160)	(809)	(241)	(1,250)	572	(1,562)	1,137	(1,944)
Net Assets:
Beginning of period	926	1,735	1,977	3,227	1,127	2,689	1,828	3,772
End of period	$ 766	$ 926	$ 1,736	$ 1,977	$ 1,699	$ 1,127	$ 2,965	$ 1,828
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (1)	$ (4)	$ 1	$ (1)	$ 22	$ 15	$ 55	$ 67
Net realized gain (loss) on investments	(33)	(37)	0	(173)	12	6	32	28
Unrealized appreciation (depreciation)	100	(194)	164	(264)	41	(83)	166	(262)
Net increase (decrease) in net assets from operations	66	(235)	165	(438)	75	(62)	253	(167)
Contract Transactions:
Payments received from contract owners	30	0	3	4	10	0	107	134
Transfers between sub-accounts and the fixed account, net	(3)	(340)	76	281	214	18	(232)	778
Contract benefits	(1)	(3)	0	0	0	0	0	0
Contract terminations	(12)	(4)	(8)	(18)	0	0	(74)	(115)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	1	0	0	0	0	(1)	1
Net increase (decrease) in net assets from contract transactions	14	(346)	71	267	224	18	(200)	798
Total increase (decrease) in net assets	80	(581)	236	(171)	299	(44)	53	631
Net Assets:
Beginning of period	183	764	345	516	501	545	1,818	1,187
End of period	$ 263	$ 183	$ 581	$ 345	$ 800	$ 501	$ 1,871	$ 1,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 11	$ 14	$ 36	$ 43	$ 54	$ 46	$ 143	$ 143
Net realized gain (loss) on investments	(48)	19	4	76	(26)	68	1	187
Unrealized appreciation (depreciation)	85	(174)	181	(419)	322	(750)	740	(1,767)
Net increase (decrease) in net assets from operations	48	(141)	221	(300)	350	(636)	884	(1,437)
Contract Transactions:
Payments received from contract owners	0	4	0	297	0	1	11	1,240
Transfers between sub-accounts and the fixed account, net	(107)	48	(334)	238	(234)	117	(498)	(400)
Contract benefits	0	0	0	0	0	0	0	(176)
Contract terminations	(11)	0	(17)	0	(90)	(113)	(51)	(100)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	(2)	0	1	1	1	1	1
Net increase (decrease) in net assets from contract transactions	(117)	50	(351)	536	(324)	5	(537)	565
Total increase (decrease) in net assets	(69)	(91)	(130)	236	26	(631)	347	(872)
Net Assets:
Beginning of period	464	555	1,307	1,071	1,820	2,451	3,798	4,670
End of period	$ 395	$ 464	$ 1,177	$ 1,307	$ 1,846	$ 1,820	$ 4,145	$ 3,798
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 98	$ 65	$ 175	$ 132	$ 48	$ 41	$ 252	$ 183
Net realized gain (loss) on investments	118	136	123	250	(87)	111	195	555
Unrealized appreciation (depreciation)	456	(1,152)	718	(1,859)	431	(990)	1,210	(3,432)
Net increase (decrease) in net assets from operations	672	(951)	1,016	(1,477)	392	(838)	1,657	(2,694)
Contract Transactions:
Payments received from contract owners	252	329	97	443	33	141	151	1,243
Transfers between sub-accounts and the fixed account, net	339	93	193	(193)	(174)	529	1,998	(174)
Contract benefits	0	0	(24)	0	0	0	0	0
Contract terminations	(191)	(125)	(3)	(323)	(43)	(119)	(931)	(23)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	12	1	1	3	0	1	1
Net increase (decrease) in net assets from contract transactions	399	308	264	(72)	(182)	550	1,219	1,047
Total increase (decrease) in net assets	1,071	(643)	1,280	(1,549)	210	(288)	2,876	(1,647)
Net Assets:
Beginning of period	2,615	3,258	3,997	5,546	1,828	2,116	5,823	7,470
End of period	$ 3,686	$ 2,615	$ 5,277	$ 3,997	$ 2,038	$ 1,828	$ 8,699	$ 5,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 9	$ 17	$ 54	$ 37	$ 19	$ 16	$ 58	$ 64
Net realized gain (loss) on investments	(115)	54	37	(40)	19	78	69	150
Unrealized appreciation (depreciation)	223	(410)	297	(897)	222	(563)	519	(1,397)
Net increase (decrease) in net assets from operations	117	(339)	388	(900)	260	(469)	646	(1,183)
Contract Transactions:
Payments received from contract owners	37	27	57	358	0	1	144	429
Transfers between sub-accounts and the fixed account, net	(268)	146	445	(494)	313	22	122	(154)
Contract benefits	0	0	0	0	(3)	(7)	0	0
Contract terminations	(169)	0	(55)	(10)	(1)	(1)	(22)	0
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	2	0	0	1	0	0
Net increase (decrease) in net assets from contract transactions	(400)	174	449	(146)	308	15	244	275
Total increase (decrease) in net assets	(283)	(165)	837	(1,046)	568	(454)	890	(908)
Net Assets:
Beginning of period	723	888	1,258	2,304	800	1,254	1,836	2,744
End of period	$ 440	$ 723	$ 2,095	$ 1,258	$ 1,368	$ 800	$ 2,726	$ 1,836
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 73	$ 64	$ 19	$ 16	$ (2)	$ 0	$ 5	$ 10
Net realized gain (loss) on investments	31	63	10	34	37	(48)	34	(11)
Unrealized appreciation (depreciation)	284	(753)	88	(249)	143	(211)	354	(724)
Net increase (decrease) in net assets from operations	388	(626)	117	(199)	178	(259)	393	(725)
Contract Transactions:
Payments received from contract owners	0	0	0	0	3	13	47	57
Transfers between sub-accounts and the fixed account, net	140	(181)	0	0	303	(14)	411	498
Contract benefits	(119)	(149)	(35)	(41)	(13)	(1)	0	0
Contract terminations	0	0	0	0	(30)	(55)	(71)	(94)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	6	4	0	3	0	1	0	(1)
Net increase (decrease) in net assets from contract transactions	27	(326)	(35)	(38)	263	(56)	387	460
Total increase (decrease) in net assets	415	(952)	82	(237)	441	(315)	780	(265)
Net Assets:
Beginning of period	1,828	2,780	474	711	454	769	1,488	1,753
End of period	$ 2,243	$ 1,828	$ 556	$ 474	$ 895	$ 454	$ 2,268	$ 1,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 432	$ 468	$ 756	$ 1,034	$ 662	$ 543	$ 535	$ 794
Net realized gain (loss) on investments	345	(36)	143	(594)	1,038	122	587	392
Unrealized appreciation (depreciation)	1,531	(1,887)	7,334	(13,307)	17,269	(13,825)	8,419	(19,603)
Net increase (decrease) in net assets from operations	2,308	(1,455)	8,233	(12,867)	18,969	(13,160)	9,541	(18,417)
Contract Transactions:
Payments received from contract owners	3,818	3,665	3,643	4,286	(3,551)	361	731	4,579
Transfers between sub-accounts and the fixed account, net	11,524	4,463	10,035	2,540	39,951	57,638	4,379	(1,251)
Contract benefits	(101)	(84)	(818)	(431)	(123)	(50)	(311)	(327)
Contract terminations	(992)	(1,442)	(2,160)	(1,996)	(2,984)	(1,026)	(2,249)	(1,550)
Contract maintenance charges	(1)	0	(2)	(2)	(1)	0	(2)	(1)
Other transfers (to) from EFILI, net	(5)	16	33	48	(28)	20	21	8
Net increase (decrease) in net assets from contract transactions	14,243	6,618	10,731	4,445	33,264	56,943	2,569	1,458
Total increase (decrease) in net assets	16,551	5,163	18,964	(8,422)	52,233	43,783	12,110	(16,959)
Net Assets:
Beginning of period	16,692	11,529	40,810	49,232	54,500	10,717	37,748	54,707
End of period	$ 33,243	$ 16,692	$ 59,774	$ 40,810	$ 106,733	$ 54,500	$ 49,858	$ 37,748
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 181	$ 234	$ 4	$ 2	$ 11	$ 11
Net realized gain (loss) on investments	137	287	(42)	(42)	(35)	(9)
Unrealized appreciation (depreciation)	4,286	(10,223)	71	(113)	173	(237)
Net increase (decrease) in net assets from operations	4,604	(9,702)	33	(153)	149	(235)
Contract Transactions:
Payments received from contract owners	274	1,919	0	3	11	50
Transfers between sub-accounts and the fixed account, net	1,419	1,402	(204)	565	(366)	832
Contract benefits	(83)	(104)	(6)	(5)	0	0
Contract terminations	(1,463)	(646)	(32)	(17)	(10)	(13)
Contract maintenance charges	(1)	0	0	(1)	0	(1)
Other transfers (to) from EFILI, net	(77)	(3)	0	1	(1)	(2)
Net increase (decrease) in net assets from contract transactions	69	2,568	(242)	546	(366)	866
Total increase (decrease) in net assets	4,673	(7,134)	(209)	393	(217)	631
Net Assets:
Beginning of period	16,054	23,188	673	280	1,128	497
End of period	$ 20,727	$ 16,054	$ 464	$ 673	$ 911	$ 1,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Materials		VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 3	$ (1)	$ 17	$ 4	$ 2	$ 2	$ 1	$ 1
Net realized gain (loss) on investments	66	(436)	36	(999)	31	(17)	50	(26)
Unrealized appreciation (depreciation)	539	(676)	826	(773)	46	(10)	26	(33)
Net increase (decrease) in net assets from operations	608	(1,113)	879	(1,768)	79	(25)	77	(58)
Contract Transactions:
Payments received from contract owners	9	2	2	97	1	0	5	4
Transfers between sub-accounts and the fixed account, net	750	1,351	1,581	1,889	107	44	39	24
Contract benefits	(7)	(25)	0	0	(1)	0	0	0
Contract terminations	(144)	(24)	(40)	(47)	(1)	0	0	(3)
Contract maintenance charges	0	(26)	0	(71)	0	0	0	0
Other transfers (to) from EFILI, net	3	0	0	(1)	1	0	0	(1)
Net increase (decrease) in net assets from contract transactions	611	1,278	1,543	1,867	107	44	44	24
Total increase (decrease) in net assets	1,219	165	2,422	99	186	19	121	(34)
Net Assets:
Beginning of period	649	484	734	635	100	81	68	102
End of period	$ 1,868	$ 649	$ 3,156	$ 734	$ 286	$ 100	$ 189	$ 68
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets (a)		VIP - Emerging Markets Investor Class (a)		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (2)	$ 0	$ 7	$ 4	$ (84)	$ (176)	$ 349	$ 328	$ 176	$ 93
Net realized gain (loss) on investments	83	(58)	119	(22)	(1,294)	5,690	(52)	(57)	(63)	1,289
Unrealized appreciation (depreciation)	263	(58)	591	(141)	8,256	(25,270)	907	(1,244)	269	(3,646)
Net increase (decrease) in net assets from operations	344	(116)	717	(159)	6,878	(19,756)	1,204	(973)	382	(2,264)
Contract Transactions:
Payments received from contract owners	25	3	45	196	66	649	331	350	5	64
Transfers between sub-accounts and the fixed account, net	1,241	193	2,180	300	25	(12,551)	2,251	165	288	(1,377)
Contract benefits	(8)	0	0	0	(73)	(241)	(29)	(32)	(37)	(44)
Contract terminations	(1)	0	0	0	(569)	(812)	(281)	(242)	(122)	(209)
Contract maintenance charges	(1)	(3)	0	0	(3)	(5)	0	0	(1)	(1)
Other transfers (to) from EFILI, net	1	0	(4)	1	19	11	2	(13)	4	3
Net increase (decrease) in net assets from contract transactions	1,257	193	2,221	497	(535)	(12,949)	2,274	228	137	(1,564)
Total increase (decrease) in net assets	1,601	77	2,938	338	6,343	(32,705)	3,478	(745)	519	(3,828)
Net Assets:
Beginning of period	77	0	338	0	10,372	43,077	3,889	4,634	2,879	6,707
End of period	$ 1,678	$ 77	$ 3,276	$ 338	$ 16,715	$ 10,372	$ 7,367	$ 3,889	$ 3,398	$ 2,879

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value
	12/31/09	12/31/08	12/31/08	12/31/08	12/31/08
Operations:
Net investment income (loss)	$ 110	$ 239	$ (11)	$ 7	$ 37
Net realized gain (loss) on investments	(967)	326	(2,563)	91	(550)
Unrealized appreciation (depreciation)	2,050	(5,333)	2,005	(826)	(39)
Net increase (decrease) in net assets from operations	1,193	(4,768)	(569)	(728)	(552)
Contract Transactions:
Payments received from contract owners	34	363	0	0	0
Transfers between sub-accounts and the fixed account, net	(666)	(1,939)	(1,028)	(5,218)	(1,914)
Contract benefits	(37)	(95)	(5)	(82)	(83)
Contract terminations	(200)	(331)	(36)	(187)	(191)
Contract maintenance charges	0	(1)	0	(1)	(1)
Other transfers (to) from EFILI, net	2	3	0	(3)	(10)
Net increase (decrease) in net assets from contract transactions	(867)	(2,000)	(1,069)	(5,491)	(2,199)
Total increase (decrease) in net assets	326	(6,768)	(1,638)	(6,219)	(2,751)
Net Assets:
Beginning of period	4,664	11,432	1,638	6,219	2,751
End of period	$ 4,990	$ 4,664	$ 0	$ 0	$ 0
(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/08	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (32)	$ (35)	$ (22)	$ (34)	$ (15)	$ 29
Net realized gain (loss) on investments	(88,711)	(13,598)	(441)	(605)	(223)	517
Unrealized appreciation (depreciation)	87,377	11,745	1,368	(1,586)	968	(1,847)
Net increase (decrease) in net assets from operations	(1,366)	(1,888)	905	(2,225)	730	(1,301)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(3,945)	(3,666)	(166)	(563)	(140)	(378)
Contract benefits	(17)	(44)	(35)	(64)	(77)	(53)
Contract terminations	(167)	(240)	(84)	(251)	(236)	(21)
Contract maintenance charges	(3)	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	0	(7)	2	2	3	2
Net increase (decrease) in net assets from contract transactions	(4,132)	(3,958)	(284)	(877)	(451)	(451)
Total increase (decrease) in net assets	(5,498)	(5,846)	621	(3,102)	279	(1,752)
Net Assets:
Beginning of period	5,498	5,846	2,543	5,645	1,730	3,482
End of period	$ 0	$ 0	$ 3,164	$ 2,543	$ 2,009	$ 1,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued
For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I (b)		CST - International Equity Flex I (b)		CST - International Equity Flex II (b)		CST - International Equity Flex III (a)	Lazard - Retirement Emerging Markets
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5	$ (14)	$ 73	$ 21	$ 2	$ 8	$ (1)	$ 480	$ 160
Net realized gain (loss) on investments	(451)	(618)	(894)	(259)	(733)	(301)	0	2,016	(1,632)
Unrealized appreciation (depreciation)	701	(139)	1,017	(913)	823	(163)	19	4,371	(6,323)
Net increase (decrease) in net assets from operations	255	(771)	196	(1,151)	92	(456)	18	6,867	(7,795)
Contract Transactions:
Payments received from contract owners	0	2	2	3	0	1	0	107	847
Transfers between sub-accounts and the fixed account, net	(141)	(337)	(1,572)	7	(477)	(227)	1,776	18,389	454
Contract benefits	(25)	(8)	(17)	(26)	(30)	(12)	(1)	(164)	(68)
Contract terminations	(32)	(143)	(66)	(57)	(1)	(122)	(1)	(10,483)	(213)
Contract maintenance charges	0	(1)	0	(1)	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	(2)	0	(1)	1	(2)	(1)	1	16	4
Net increase (decrease) in net assets from contract transactions	(200)	(487)	(1,654)	(73)	(510)	(361)	1,775	7,864	1,023
Total increase (decrease) in net assets	55	(1,258)	(1,458)	(1,224)	(418)	(817)	1,793	14,731	(6,772)
Net Assets:
Beginning of period	1,314	2,572	1,458	2,682	418	1,235	0	5,379	12,151
End of period	$ 1,369	$ 1,314	$ 0	$ 1,458	$ 0	$ 418	$ 1,793	$ 20,110	$ 5,379
(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value		SAI - Mid Cap Value Investor Class		SAI - Small Cap Blend		SAI - Small Cap Blend Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (2)	$ 1	$ 0	$ 1	$ (2)	$ 0	$ (1)	$ 1
Net realized gain (loss) on investments	(71)	(68)	(27)	(51)	(78)	(8)	95	1
Unrealized appreciation (depreciation)	124	(111)	74	(71)	152	(141)	98	(90)
Net increase (decrease) in net assets from operations	51	(178)	47	(121)	72	(149)	192	(88)
Contract Transactions:
Payments received from contract owners	0	28	0	93	1	28	0	60
Transfers between sub-accounts and the fixed account, net	(389)	237	(252)	164	(349)	296	(510)	218
Contract benefits	(9)	(6)	0	0	(1)	0	0	0
Contract terminations	(2)	0	(5)	(4)	(10)	(31)	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	0	2	0	0	1	0	1	0
Net increase (decrease) in net assets from contract transactions	(400)	261	(257)	253	(358)	293	(509)	278
Total increase (decrease) in net assets	(349)	83	(210)	132	(286)	144	(317)	190
Net Assets:
Beginning of period	349	266	210	78	286	142	317	127
End of period	$ 0	$ 349	$ 0	$ 210	$ 0	$ 286	$ 0	$ 317

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration (a)	PVIT - Real Return (a)	PVIT - Total Return (a)
	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ 43	$ 13	$ 64
Net realized gain (loss) on investments	663	274	363
Unrealized appreciation (depreciation)	(626)	(282)	(425)
Net increase (decrease) in net assets from operations	80	5	2
Contract Transactions:
Payments received from contract owners	2,878	2,618	2,851
Transfers between sub-accounts and the fixed account, net	15,133	5,963	12,642
Contract benefits	(6)	0	(1)
Contract terminations	(107)	(4)	(33)
Contract maintenance charges	0	0	0
Other transfers (to) from EFILI, net	(3)	1	(1)
Net increase (decrease) in net assets from contract transactions	17,895	8,578	15,458
Total increase (decrease) in net assets	17,975	8,583	15,460
Net Assets:
Beginning of period	0	0	0
End of period	$ 17,975	$ 8,583	$ 15,460

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group. In addition, the following underlying funds were added:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

The PVIT funds were added and commenced operations effective September 30, 2009. The CST - International Equity III Fund was added and commenced operations effective December 11, 2007.

During 2009, the following underlying funds were renamed:

OLD NAME	NEW NAME
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

Effective December 11, 2009, the CST - International Equity Flex I and Flex II funds were liquidated and closed. Any policyholders with remaining shares in these funds were transferred to the CST - International Flex III fund.

Effective December 4, 2009, the SAI Small Cap and SAI Mid Cap Value funds were liquidated and closed. Any policyholders with remaining shares were transferred to the VIP - Money Market Fund.

During 2008, the following underlying funds were added and commenced operations on May 1, 2008:

VIP - Emerging Markets
VIP - Emerging Markets Investor Class

Effective December 15, 2008, all funds within the OMIF fund group were liquidated and closed. Any policyholders with remaining shares in the OMIF were transferred to the VIP - Money Market Fund.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

1. Organization - continued

One subaccount had no contract owner activity during the year and no balances as of December 31, 2009.

As of December 31, 2009, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $14,768,000 and 852,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $20,300 represents seed money held in the subaccounts as of December 31, 2009.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Adoption of New Accounting Pronouncement - continued

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

In September 2006, the Financial Accounting Standards Board issued guidance on fair value which establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

· Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

· Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

· Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement is .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 is .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20% - 0.25%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05% - 0.10%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2009 were 0.10% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2009:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 11,396	$ 70,001
VIP - Money Market Investor Class	56,320	135,129
VIP - High Income	6,984	5,484
VIP - High Income Investor Class	13,198	9,374
VIP - Equity-Income	3,225	8,957
VIP - Equity-Income Investor Class	3,972	5,101
VIP - Growth	770	4,546

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth Investor Class	$ 693	$ 1,610
VIP - Overseas	216	992
VIP - Overseas, Class R	438	1,196
VIP - Overseas, Class R Investor Class	1,220	1,487
VIP - Investment Grade Bond	13,149	8,609
VIP - Investment Grade Bond Investor Class	30,772	7,027
VIP - Asset Manager	1,591	4,685
VIP - Asset Manager Investor Class	1,912	1,163
VIP - Index 500	9,077	10,705
VIP - Asset Manager: Growth	251	1,090
VIP - Asset Manager: Growth Investor Class	422	338
VIP - Contrafund	4,458	12,085
VIP - Contrafund Investor Class	7,242	3,929
VIP - Balanced	1,466	2,585
VIP - Balanced Investor Class	14,800	7,716
VIP - Dynamic Capital Appreciation	188	311
VIP - Dynamic Capital Appreciation Investor Class	256	131
VIP - Growth & Income	453	2,413
VIP - Growth & Income Investor Class	549	798
VIP - Growth Opportunities (b)	724	793
VIP - Growth Opportunities Investor Class (b)	1,239	347
VIP - Mid Cap	2,631	3,986
VIP - Mid Cap Investor Class	3,281	2,169
VIP - Value Strategies	2,415	3,083
VIP - Value Strategies Investor Class	3,851	4,165
VIP - Utilities	161	1,406
VIP - Utilities Investor Class	642	653
VIP - Technology	2,906	793
VIP - Technology Investor Class	3,211	1,434
VIP - Energy	2,755	2,573
VIP - Energy Investor Class	1,956	2,089
VIP - Health Care	1,020	1,185
VIP - Health Care Investor Class	945	883
VIP - Financial Services	2,648	2,881
VIP - Financial Services Investor Class	3,377	4,553
VIP - Industrials	496	618
VIP - Industrials Investor Class	735	810
VIP - Consumer Discretionary	321	146
VIP - Consumer Discretionary Investor Class	301	169
VIP - Real Estate	418	512
VIP - Real Estate Investor Class	747	560
VIP - Strategic Income	6,080	3,751
VIP - Strategic Income Investor Class	15,883	3,402
VIP - Growth Strategies	17	228
VIP - Growth Strategies Investor Class	181	86
VIP - International Capital Appreciation, Class R	575	171
VIP - International Capital Appreciation Investor Class	1,118	519
VIP - Value Leaders	206	533
VIP - Value Leaders Investor Class	561	1,261
VIP - Value	410	291
VIP - Value Investor Class	1,394	859
VIP - Growth Stock	268	255
VIP - Growth Stock Investor Class	344	273
VIP - Freedom Income	371	116
VIP - Freedom Income Investor Class	869	985

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2005	$ 88	$ 181
VIP - Freedom 2005 Investor Class	302	596
VIP - Freedom 2010	320	578
VIP - Freedom 2010 Investor Class	698	1,036
VIP - Freedom 2015	1,128	590
VIP - Freedom 2015 Investor Class	934	410
VIP - Freedom 2020	523	636
VIP - Freedom 2020 Investor Class	3,217	1,676
VIP - Freedom 2025	107	491
VIP - Freedom 2025 Investor Class	667	139
VIP - Freedom 2030	392	53
VIP - Freedom 2030 Investor Class	515	173
VIP - Freedom Lifetime Income I	249	131
VIP - Freedom Lifetime Income II	28	38
VIP - Disciplined Small Cap	460	200
VIP - Disciplined Small Cap Investor Class	959	568
VIP - FundsManager 20%	21,946	7,252
VIP - FundsManager 50%	20,961	9,409
VIP - FundsManager 60%	45,142	11,074
VIP - FundsManager 70%	10,407	7,246
VIP - FundsManager 85%	3,420	3,143
VIP - Consumer Staples	280	519
VIP - Consumer Staples Investor Class	957	1,312
VIP - Materials	1,274	661
VIP - Materials Investor Class	2,237	677
VIP - Telecommunications	259	151
VIP - Telecommunications Investor Class	423	377
VIP - Emerging Markets	1,532	272
VIP - Emerging Markets Investor Class	2,552	313
UIF - Emerging Markets Equity	3,000	3,620
UIF - Emerging Markets Debt	4,222	1,600
UIF - Global Value Equity	1,078	766
UIF - International Magnum	702	1,459
WFAF - Advantage VT Discovery	5	310
WFAF - Advantage VT Opportunity	3	469
CST - U.S. Equity Flex I	14	208
CST - International Equity Flex I	634	2,165
CST - International Equity Flex II	9	511
CST - International Equity Flex III (a)	1,798	24
Lazard - Retirement Emerging Markets	21,215	12,871
SAI - Mid Cap Value	86	488
SAI - Mid Cap Value Investor Class	130	387
SAI - Small Cap Blend	43	404
SAI - Small Cap Blend Investor Class	280	791
PVIT - Low Duration (a)	19,037	437
PVIT - Real Return (a)	9,245	385
PVIT - Total Return (a)	16,094	209

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2009:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	67,144	$ 67,144	$ 1.00
VIP - Money Market Investor Class	95,650	95,650	1.00
VIP - High Income	2,840	27,544	5.29
VIP - High Income Investor Class	2,349	13,875	5.27
VIP - Equity-Income	3,080	76,530	16.81
VIP - Equity-Income Investor Class	556	14,533	16.77
VIP - Growth	1,221	61,604	30.04
VIP - Growth Investor Class	178	7,329	29.97
VIP - Overseas	643	15,594	15.05
VIP - Overseas, Class R	316	7,312	15.02
VIP - Overseas, Class R Investor Class	548	12,697	15.01
VIP - Investment Grade Bond	3,446	45,939	12.48
VIP - Investment Grade Bond Investor Class	3,638	45,519	12.45
VIP - Asset Manager	2,856	47,453	13.00
VIP - Asset Manager Investor Class	469	6,975	12.96
VIP - Index 500	491	76,284	119.62
VIP - Asset Manager: Growth	709	11,687	12.66
VIP - Asset Manager: Growth Investor Class	229	3,347	12.61
VIP - Contrafund	4,978	136,720	20.62
VIP - Contrafund Investor Class	1,830	54,477	20.56
VIP - Balanced	930	14,556	13.41
VIP - Balanced Investor Class	5,850	81,525	13.35
VIP - Dynamic Capital Appreciation	139	1,350	7.17
VIP - Dynamic Capital Appreciation Investor Class	159	1,539	7.17
VIP - Growth & Income	1,225	19,973	11.07
VIP - Growth & Income Investor Class	205	3,154	11.05
VIP - Growth Opportunities	381	8,273	14.51
VIP - Growth Opportunities Investor Class	131	2,150	14.46
VIP - Mid Cap	1,376	44,537	25.54
VIP - Mid Cap Investor Class	607	19,789	25.47
VIP - Value Strategies	590	8,131	7.73
VIP - Value Strategies Investor Class	369	4,932	7.70
VIP - Utilities	231	3,152	9.10
VIP - Utilities Investor Class	179	2,299	9.07
VIP - Technology	775	7,448	8.83
VIP - Technology Investor Class	527	4,826	8.79
VIP - Energy	701	17,286	16.88
VIP - Energy Investor Class	386	9,784	16.85
VIP - Health Care	366	4,774	10.79
VIP - Health Care Investor Class	197	2,548	10.75
VIP - Financial Services	332	3,618	6.55
VIP - Financial Services Investor Class	200	2,057	6.53

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Industrials	189	$ 2,853	$ 11.63
VIP - Industrials Investor Class	211	3,094	11.59
VIP - Consumer Discretionary	53	533	9.58
VIP - Consumer Discretionary Investor Class	37	388	9.57
VIP - Real Estate	247	5,796	10.93
VIP - Real Estate Investor Class	219	4,339	10.90
VIP - Strategic Income	1,191	12,967	11.11
VIP - Strategic Income Investor Class	3,329	36,225	11.09
VIP - Growth Strategies	49	559	7.21
VIP - Growth Strategies Investor Class	82	822	7.17
VIP - International Capital Appreciation, Class R	196	2,336	8.60
VIP - International Capital Appreciation Investor Class	304	3,663	8.56
VIP - Value Leaders	81	1,245	9.42
VIP - Value Leaders Investor Class	185	2,742	9.40
VIP - Value	179	2,405	9.47
VIP - Value Investor Class	313	3,861	9.46
VIP - Growth Stock	23	321	11.27
VIP - Growth Stock Investor Class	52	677	11.21
VIP - Freedom Income	80	838	10.00
VIP - Freedom Income Investor Class	188	1,974	9.95
VIP - Freedom 2005	42	468	9.34
VIP - Freedom 2005 Investor Class	128	1,395	9.21
VIP - Freedom 2010	189	2,204	9.77
VIP - Freedom 2010 Investor Class	453	5,009	9.14
VIP - Freedom 2015	377	4,281	9.78
VIP - Freedom 2015 Investor Class	579	6,098	9.11
VIP - Freedom 2020	214	2,468	9.52
VIP - Freedom 2020 Investor Class	992	10,506	8.77
VIP - Freedom 2025	47	565	9.30
VIP - Freedom 2025 Investor Class	240	2,572	8.73
VIP - Freedom 2030	151	1,685	9.03
VIP - Freedom 2030 Investor Class	325	3,437	8.38
VIP - Freedom Lifetime Income I	246	2,669	9.13
VIP - Freedom Lifetime Income II	63	715	8.90

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap	100	$ 1,028	$ 8.91
VIP - Disciplined Small Cap Investor Class	255	2,755	8.89
VIP - FundsManager 20%	3,304	33,753	10.06
VIP - FundsManager 50%	6,561	66,757	9.11
VIP - FundsManager 60%	12,101	103,472	8.82
VIP - FundsManager 70%	5,921	61,956	8.42
VIP - FundsManager 85%	2,584	27,103	8.02
VIP - Consumer Staples	45	492	10.22
VIP - Consumer Staples Investor Class	89	962	10.21
VIP - Materials	182	1,998	10.25
VIP - Materials Investor Class	308	3,106	10.25
VIP - Telecommunications	41	266	7.01
VIP - Telecommunications Investor Class	27	216	6.99
VIP - Emerging Markets	197	1,473	8.51
VIP - Emerging Markets Investor Class	385	2,826	8.50
UIF - Emerging Markets Equity	1,285	28,833	13.01
UIF - Emerging Markets Debt	950	7,988	7.75
UIF - Global Value Equity	469	6,701	7.24
UIF - International Magnum	566	8,216	8.81
WFAF - Advantage VT Discovery	202	6,315	15.70
WFAF - Advantage VT Opportunity	134	3,690	15.01
CST - U.S. Equity Flex I	110	3,877	12.47
CST - International Equity Flex III (a)	306	1,774	5.86
Lazard - Retirement Emerging Markets	1,051	22,199	19.13
PVIT - Low Duration (a)	1,778	18,601	10.11
PVIT - Real Return (a)	690	8,865	12.44
PVIT - Total Return (a)	1,429	15,886	10.82

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Money Market
Units Issued	1,275	4,705	83	248
Units Redeemed	(3,829)	(2,877)	(208)	(80)
Net Increase (Decrease)	(2,554)	1,828	(125)	168
VIP - High Income
Units Issued	226	58	20	6
Units Redeemed	(204)	(151)	(21)	(24)
Net Increase (Decrease)	22	(93)	(1)	(18)
VIP - Equity-Income
Units Issued	72	37	3	6
Units Redeemed	(214)	(277)	(21)	(45)
Net Increase (Decrease)	(142)	(240)	(18)	(39)
VIP - Growth
Units Issued	23	33	1	4
Units Redeemed	(101)	(181)	(13)	(16)
Net Increase (Decrease)	(78)	(148)	(12)	(12)
VIP - Overseas
Units Issued	0	0	0	0
Units Redeemed	(32)	(63)	(1)	(3)
Net Increase (Decrease)	(32)	(63)	(1)	(3)
VIP - Overseas, Class R
Units Issued	31	88	5	9
Units Redeemed	(101)	(230)	(22)	(65)
Net Increase (Decrease)	(70)	(142)	(17)	(56)
VIP - Investment Grade Bond
Units Issued	389	250	25	20
Units Redeemed	(324)	(444)	(49)	(54)
Net Increase (Decrease)	65	(194)	(24)	(34)
VIP - Asset Manager
Units Issued	30	63	3	5
Units Redeemed	(137)	(279)	(16)	(19)
Net Increase (Decrease)	(107)	(216)	(13)	(14)
VIP - Index 500
Units Issued	129	121	6	8
Units Redeemed	(257)	(290)	(31)	(37)
Net Increase (Decrease)	(128)	(169)	(25)	(29)
VIP - Asset Manager: Growth
Units Issued	6	47	1	4
Units Redeemed	(39)	(119)	(18)	(11)
Net Increase (Decrease)	(33)	(72)	(17)	(7)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Contrafund
Units Issued	159	198	31	16
Units Redeemed	(426)	(621)	(31)	(48)
Net Increase (Decrease)	(267)	(423)	0	(32)
VIP - Balanced
Units Issued	119	109	4	10
Units Redeemed	(192)	(313)	(30)	(56)
Net Increase (Decrease)	(73)	(204)	(26)	(46)
VIP - Dynamic Capital Appreciation
Units Issued	16	3	3	0
Units Redeemed	(26)	(73)	(3)	(20)
Net Increase (Decrease)	(10)	(70)	0	(20)
VIP - Growth & Income
Units Issued	23	65	4	31
Units Redeemed	(142)	(244)	(39)	(34)
Net Increase (Decrease)	(119)	(179)	(35)	(3)
VIP - Growth Opportunities
Units Issued	78	44	12	8
Units Redeemed	(81)	(192)	(20)	(17)
Net Increase (Decrease)	(3)	(148)	(8)	(9)
VIP - Mid Cap
Units Issued	226	140	14	17
Units Redeemed	(309)	(720)	(30)	(71)
Net Increase (Decrease)	(83)	(580)	(16)	(54)
VIP - Value Strategies
Units Issued	262	21	7	1
Units Redeemed	(317)	(216)	(6)	(18)
Net Increase (Decrease)	(55)	(195)	1	(17)
VIP - Utilities
Units Issued	10	97	0	11
Units Redeemed	(120)	(301)	(18)	(22)
Net Increase (Decrease)	(110)	(204)	(18)	(11)
VIP - Technology
Units Issued	328	113	19	8
Units Redeemed	(117)	(217)	(10)	(13)
Net Increase (Decrease)	211	(104)	9	(5)
VIP - Energy
Units Issued	140	279	38	31
Units Redeemed	(161)	(464)	(9)	(42)
Net Increase (Decrease)	(21)	(185)	29	(11)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Health Care
Units Issued	94	183	8	9
Units Redeemed	(110)	(321)	(12)	(12)
Net Increase (Decrease)	(16)	(138)	(4)	(3)
VIP - Financial Services
Units Issued	459	183	6	3
Units Redeemed	(400)	(151)	(1)	(6)
Net Increase (Decrease)	59	32	5	(3)
VIP - Industrials
Units Issued	33	63	7	3
Units Redeemed	(47)	(84)	(1)	(12)
Net Increase (Decrease)	(14)	(21)	6	(9)
VIP - Consumer Discretionary
Units Issued	43	12	0	0
Units Redeemed	(16)	(16)	0	0
Net Increase (Decrease)	27	(4)	0	0
VIP - Real Estate
Units Issued	35	101	2	5
Units Redeemed	(47)	(145)	(7)	(10)
Net Increase (Decrease)	(12)	(44)	(5)	(5)
VIP - Strategic Income
Units Issued	463	249	38	56
Units Redeemed	(296)	(281)	(58)	(28)
Net Increase (Decrease)	167	(32)	(20)	28
VIP - Growth Strategies
Units Issued	3	18	0	0
Units Redeemed	(28)	(46)	0	(3)
Net Increase (Decrease)	(25)	(28)	0	(3)
VIP - International Capital Appreciation, Class R
Units Issued	66	6	1	0
Units Redeemed	(23)	(57)	(3)	(11)
Net Increase (Decrease)	43	(51)	(2)	(11)
VIP - Value Leaders
Units Issued	26	56	4	38
Units Redeemed	(54)	(84)	(22)	(13)
Net Increase (Decrease)	(28)	(28)	(18)	25

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Value
Units Issued	51	27	2	0
Units Redeemed	(42)	(73)	0	0
Net Increase (Decrease)	9	(46)	2	0
VIP - Growth Stock
Units Issued	30	10	2	1
Units Redeemed	(32)	(42)	0	(3)
Net Increase (Decrease)	(2)	(32)	2	(2)
VIP - Freedom Income
Units Issued	30	13	0	0
Units Redeemed	(10)	(11)	0	0
Net Increase (Decrease)	20	2	0	0
VIP - Freedom 2005
Units Issued	6	13	0	0
Units Redeemed	(21)	(8)	0	0
Net Increase (Decrease)	(15)	5	0	0
VIP - Freedom 2010
Units Issued	26	103	0	0
Units Redeemed	(61)	(103)	0	0
Net Increase (Decrease)	(35)	0	0	0
VIP - Freedom 2015
Units Issued	95	141	0	0
Units Redeemed	(57)	(113)	0	0
Net Increase (Decrease)	38	28	0	0
VIP - Freedom 2020
Units Issued	46	82	0	0
Units Redeemed	(73)	(34)	0	0
Net Increase (Decrease)	(27)	48	0	0
VIP - Freedom 2025
Units Issued	9	17	0	0
Units Redeemed	(54)	0	0	0
Net Increase (Decrease)	(45)	17	0	0
VIP - Freedom 2030
Units Issued	35	28	0	0
Units Redeemed	(5)	(24)	0	0
Net Increase (Decrease)	30	4	0	0
VIP - Disciplined Small Cap
Units Issued	60	28	15	4
Units Redeemed	(24)	(39)	(7)	(2)
Net Increase (Decrease)	36	(11)	8	2

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - FundsManager 20%
Units Issued	423	293	54	255
Units Redeemed	(183)	(133)	(86)	(141)
Net Increase (Decrease)	240	160	(32)	114
VIP - FundsManager 50%
Units Issued	587	383	87	273
Units Redeemed	(261)	(241)	(95)	(131)
Net Increase (Decrease)	326	142	(8)	142
VIP - FundsManager 60%
Units Issued	354	182	68	29
Units Redeemed	(119)	(33)	(7)	(5)
Net Increase (Decrease)	235	149	61	24
VIP - FundsManager 70%
Units Issued	248	375	111	98
Units Redeemed	(163)	(302)	(161)	(135)
Net Increase (Decrease)	85	73	(50)	(37)
VIP - FundsManager 85%
Units Issued	80	84	79	7
Units Redeemed	(71)	(78)	(44)	(94)
Net Increase (Decrease)	9	6	35	(87)
VIP - Consumer Staples
Units Issued	34	121	0	19
Units Redeemed	(57)	(78)	(10)	(8)
Net Increase (Decrease)	(23)	43	(10)	11
VIP - Materials
Units Issued	152	376	8	31
Units Redeemed	(83)	(319)	(10)	(22)
Net Increase (Decrease)	69	57	(2)	9
VIP - Telecommunications
Units Issued	40	18	1	0
Units Redeemed	(22)	(7)	(1)	0
Net Increase (Decrease)	18	11	0	0
VIP - Emerging Markets (a)
Units Issued	214	62	31	0
Units Redeemed	(33)	(45)	(12)	0
Net Increase (Decrease)	181	17	19	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
UIF - Emerging Markets Equity
Units Issued	73	127	3	12
Units Redeemed	(135)	(519)	(7)	(42)
Net Increase (Decrease)	(62)	(392)	(4)	(30)
UIF - Emerging Markets Debt
Units Issued	56	113	5	2
Units Redeemed	(42)	(123)	(3)	(5)
Net Increase (Decrease)	14	(10)	2	(3)
UIF - Global Value Equity
Units Issued	25	13	3	4
Units Redeemed	(40)	(73)	(8)	(10)
Net Increase (Decrease)	(15)	(60)	(5)	(6)
UIF - International Magnum
Units Issued	14	30	1	12
Units Redeemed	(65)	(141)	(17)	(43)
Net Increase (Decrease)	(51)	(111)	(16)	(31)
OMIF - Growth II
Units Issued	0	0	0	0
Units Redeemed	0	(114)	0	(6)
Net Increase (Decrease)	0	(114)	0	(6)
OMIF - Small Cap
Units Issued	0	0	0	1
Units Redeemed	0	(215)	0	(34)
Net Increase (Decrease)	0	(215)	0	(33)
OMIF - Select Value
Units Issued	0	0	0	0
Units Redeemed	0	(111)	0	(17)
Net Increase (Decrease)	0	(111)	0	(17)
OMIF - Columbus Circle Technology & Communications Fund
Units Issued	0	0	0	0
Units Redeemed	0	(442)	0	(11)
Net Increase (Decrease)	0	(442)	0	(11)
OMIF - Large Cap Growth
Units Issued	0	0	0	0
Units Redeemed	0	(261)	0	(18)
Net Increase (Decrease)	0	(261)	0	(18)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(21)	(48)	(2)	(2)
Net Increase (Decrease)	(21)	(48)	(2)	(2)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	1
Units Redeemed	(24)	(22)	(2)	(4)
Net Increase (Decrease)	(24)	(22)	(2)	(3)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
CST - U.S. Equity Flex I
Units Issued	0	11	0	0
Units Redeemed	(26)	(57)	(2)	(1)
Net Increase (Decrease)	(26)	(46)	(2)	(1)
CST - International Flex I
Units Issued	43	46	1	25
Units Redeemed	(143)	(100)	(27)	(4)
Net Increase (Decrease)	(100)	(54)	(26)	21
CST - International Flex II
Units Issued	0	4	0	1
Units Redeemed	(46)	(34)	(11)	(2)
Net Increase (Decrease)	(46)	(30)	(11)	(1)
CST - International Flex III (a)
Units Issued	134	0	27	0
Units Redeemed	(2)	0	(1)	0
Net Increase (Decrease)	132	0	26	0
Lazard - Retirement Emerging Markets
Units Issued	803	477	40	42
Units Redeemed	(233)	(494)	(9)	(52)
Net Increase (Decrease)	570	(17)	31	(10)
SAI - Mid Cap Value
Units Issued	9	83	7	21
Units Redeemed	(46)	(75)	(28)	0
Net Increase (Decrease)	(37)	8	(21)	21
SAI - Small Cap Blend
Units Issued	9	45	0	4
Units Redeemed	(56)	(13)	(4)	0
Net Increase (Decrease)	(47)	32	(4)	4
PVIT - Low Duration (a)
Units Issued	369	0	43	0
Units Redeemed	(14)	0	0	0
Net Increase (Decrease)	355	0	43	0
PVIT - Real Return (a)
Units Issued	144	0	3	0
Units Redeemed	(8)	0	0	0
Net Increase (Decrease)	136	0	3	0
PVIT - Total Return (a)
Units Issued	170	0	7	0
Units Redeemed	(12)	0	0	0
Net Increase (Decrease)	158	0	7	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Money Market Investor Class
Units Issued	10,982	14,395	35	39
Units Redeemed	(17,488)	(10,153)	(35)	(39)
Net Increase (Decrease)	(6,506)	4,242	0	0
VIP - High Income Investor Class
Units Issued	1,299	425	0	0
Units Redeemed	(1,037)	(366)	0	0
Net Increase (Decrease)	262	59	0	0
VIP - Equity-Income Investor Class
Units Issued	543	378	0	0
Units Redeemed	(712)	(575)	0	0
Net Increase (Decrease)	(169)	(197)	0	0
VIP - Growth Investor Class
Units Issued	81	251	0	0
Units Redeemed	(217)	(305)	0	0
Net Increase (Decrease)	(136)	(54)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	111	223	0	0
Units Redeemed	(184)	(341)	0	0
Net Increase (Decrease)	(73)	(118)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	2,710	1,510	0	0
Units Redeemed	(877)	(1,060)	0	0
Net Increase (Decrease)	1,833	450	0	0
VIP - Asset Manager Investor Class
Units Issued	173	332	0	0
Units Redeemed	(151)	(179)	0	0
Net Increase (Decrease)	22	153	0	0
VIP - Index 500
Units Issued	588	685	0	0
Units Redeemed	(634)	(484)	0	0
Net Increase (Decrease)	(46)	201	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	34	211	0	0
Units Redeemed	(39)	(74)	0	0
Net Increase (Decrease)	(5)	137	0	0
VIP - Contrafund Investor Class
Units Issued	780	1,035	0	0
Units Redeemed	(615)	(838)	0	0
Net Increase (Decrease)	165	197	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Balanced Investor Class
Units Issued	312	557	0	0
Units Redeemed	(348)	(598)	0	0
Net Increase (Decrease)	(36)	(41)	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	27	18	0	0
Units Redeemed	(15)	(105)	0	0
Net Increase (Decrease)	12	(87)	0	0
VIP - Growth & Income Investor Class
Units Issued	64	150	0	0
Units Redeemed	(110)	(66)	0	0
Net Increase (Decrease)	(46)	84	0	0
VIP - Growth Opportunities Investor Class
Units Issued	164	46	0	0
Units Redeemed	(48)	(63)	0	0
Net Increase (Decrease)	116	(17)	0	0
VIP - Mid Cap Investor Class
Units Issued	301	529	0	0
Units Redeemed	(261)	(499)	0	0
Net Increase (Decrease)	40	30	0	0
VIP - Value Strategies Investor Class
Units Issued	526	61	0	0
Units Redeemed	(506)	(188)	0	0
Net Increase (Decrease)	20	(127)	0	0
VIP - Utilities Investor Class
Units Issued	56	51	0	0
Units Redeemed	(67)	(465)	0	0
Net Increase (Decrease)	(11)	(414)	0	0
VIP - Technology Investor Class
Units Issued	317	153	0	0
Units Redeemed	(153)	(179)	0	0
Net Increase (Decrease)	164	(26)	0	0
VIP - Energy Investor Class
Units Issued	201	346	0	0
Units Redeemed	(231)	(501)	0	0
Net Increase (Decrease)	(30)	(155)	0	0
VIP - Health Care Investor Class
Units Issued	103	326	0	0
Units Redeemed	(107)	(480)	0	0
Net Increase (Decrease)	(4)	(154)	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Financial Services Investor Class
Units Issued	721	176	0	0
Units Redeemed	(722)	(68)	0	0
Net Increase (Decrease)	(1)	108	0	0
VIP - Industrials Investor Class
Units Issued	78	199	0	0
Units Redeemed	(91)	(151)	0	0
Net Increase (Decrease)	(13)	48	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	39	8	0	0
Units Redeemed	(19)	(11)	0	0
Net Increase (Decrease)	20	(3)	0	0
VIP - Real Estate Investor Class
Units Issued	93	358	0	0
Units Redeemed	(85)	(306)	0	0
Net Increase (Decrease)	8	52	0	0
VIP - Strategic Income Investor Class
Units Issued	1,288	933	0	0
Units Redeemed	(435)	(664)	0	0
Net Increase (Decrease)	853	269	0	0
VIP - Growth Strategies Investor Class
Units Issued	19	20	0	0
Units Redeemed	(12)	(29)	0	0
Net Increase (Decrease)	7	(9)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	114	32	0	0
Units Redeemed	(74)	(136)	0	0
Net Increase (Decrease)	40	(104)	0	0
VIP - Value Leaders Investor Class
Units Issued	85	112	0	0
Units Redeemed	(182)	(83)	0	0
Net Increase (Decrease)	(97)	29	0	0
VIP - Value Investor Class
Units Issued	137	88	0	0
Units Redeemed	(114)	(116)	0	0
Net Increase (Decrease)	23	(28)	0	0
VIP - Growth Stock Investor Class
Units Issued	42	71	0	0
Units Redeemed	(35)	(63)	0	0
Net Increase (Decrease)	7	8	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Freedom Income Investor Class
Units Issued	73	115	0	0
Units Redeemed	(92)	(41)	0	0
Net Increase (Decrease)	(19)	74	0	0
VIP - Freedom 2005 Investor Class
Units Issued	23	73	0	0
Units Redeemed	(61)	(20)	0	0
Net Increase (Decrease)	(38)	53	0	0
VIP - Freedom 2010 Investor Class
Units Issued	44	172	0	0
Units Redeemed	(97)	(139)	0	0
Net Increase (Decrease)	(53)	33	0	0
VIP - Freedom 2015 Investor Class
Units Issued	63	123	0	0
Units Redeemed	(43)	(127)	0	0
Net Increase (Decrease)	20	(4)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	248	242	0	0
Units Redeemed	(168)	(148)	0	0
Net Increase (Decrease)	80	94	0	0
VIP - Freedom 2025 Investor Class
Units Issued	50	63	0	0
Units Redeemed	(16)	(93)	0	0
Net Increase (Decrease)	34	(30)	0	0
VIP - Freedom 2030 Investor Class
Units Issued	49	65	0	0
Units Redeemed	(19)	(48)	0	0
Net Increase (Decrease)	30	17	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	13	0
Units Redeemed	0	0	(12)	(34)
Net Increase (Decrease)	0	0	1	(34)
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(4)
Net Increase (Decrease)	0	0	(3)	(4)
VIP - Disciplined Small Cap Investor Class
Units Issued	127	112	0	0
Units Redeemed	(90)	(61)	0	0
Net Increase (Decrease)	37	51	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - FundsManager 20%
Units Issued	1,603	1,010	9	0
Units Redeemed	(508)	(672)	0	0
Net Increase (Decrease)	1,095	338	9	0
VIP - FundsManager 50%
Units Issued	1,439	1,546	6	27
Units Redeemed	(790)	(1,522)	(1)	(1)
Net Increase (Decrease)	649	24	5	26
VIP - FundsManager 60%
Units Issued	937	368	14	0
Units Redeemed	(76)	(39)	0	0
Net Increase (Decrease)	861	329	14	0
VIP - FundsManager 70%
Units Issued	714	1,232	0	0
Units Redeemed	(554)	(1,177)	0	0
Net Increase (Decrease)	160	55	0	0
VIP - FundsManager 85%
Units Issued	263	458	0	0
Units Redeemed	(337)	(130)	0	0
Net Increase (Decrease)	(74)	328	0	0
VIP - Consumer Staples Investor Class
Units Issued	105	148	0	0
Units Redeemed	(147)	(63)	0	0
Net Increase (Decrease)	(42)	85	0	0
VIP - Materials Investor Class
Units Issued	263	810	0	0
Units Redeemed	(102)	(744)	0	0
Net Increase (Decrease)	161	66	0	0
VIP - Telecommunications Investor Class
Units Issued	66	26	0	0
Units Redeemed	(55)	(24)	0	0
Net Increase (Decrease)	11	2	0	0
VIP - Emerging Markets Investor Class (a)
Units Issued	363	92	0	0
Units Redeemed	(51)	(16)	0	0
Net Increase (Decrease)	312	76	0	0
UIF - Emerging Markets Equity
Units Issued	196	303	0	0
Units Redeemed	(147)	(607)	0	0
Net Increase (Decrease)	49	(304)	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
UIF - Emerging Market Debt
Units Issued	227	546	0	0
Units Redeemed	(85)	(523)	0	0
Net Increase (Decrease)	142	23	0	0
UIF - Global Value Equity
Units Issued	71	24	0	0
Units Redeemed	(32)	(74)	0	0
Net Increase (Decrease)	39	(50)	0	0
UIF - International Magnum
Units Issued	47	140	0	0
Units Redeemed	(92)	(180)	0	0
Net Increase (Decrease)	(45)	(40)	0	0
CST - International Equity Flex I
Units Issued	14	45	0	0
Units Redeemed	(50)	(9)	0	0
Net Increase (Decrease)	(36)	36	0	0
CST - International Equity Flex III (a)
Units Issued	19	0	0	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	19	0	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,162	992	0	0
Units Redeemed	(927)	(1,076)	0	0
Net Increase (Decrease)	235	(84)	0	0
SAI - Mid Cap Value Investor Class
Units Issued	26	184	0	0
Units Redeemed	(61)	(157)	0	0
Net Increase (Decrease)	(35)	27	0	0
SAI - Small Cap Blend Investor Class
Units Issued	50	50	0	0
Units Redeemed	(106)	(7)	0	0
Net Increase (Decrease)	(56)	43	0	0
PVIT - Low Duration (a)
Units Issued	1,446	0	0	0
Units Redeemed	(73)	0	0	0
Net Increase (Decrease)	1,373	0	0	0
PVIT - Real Return (a)
Units Issued	737	0	0	0
Units Redeemed	(42)	0	0	0
Net Increase (Decrease)	695	0	0	0
PVIT - Total Return (a)
Units Issued	1,379	0	0	0
Units Redeemed	(18)	0	0	0
Net Increase (Decrease)	1,361	0	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

	Fidelity Growth and Guaranteed Income
(in thousands)	2009	2008
VIP - Money Market Investor Class
Units Issued	3,697	9,996
Units Redeemed	(4,051)	(9,719)
Net Increase (Decrease)	354	277
VIP - Balanced Investor Class
Units Issued	1,159	4,875
Units Redeemed	(535)	(374)
Net Increase (Decrease)	624	4,501
VIP - FundsManager 60%
Units Issued	2,462	6,034
Units Redeemed	(359)	(188)
Net Increase (Decrease)	2,103	5,846

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
VIP - Money Market Investor Class
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26% (f)
VIP - High Income
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20% (f)
VIP - Equity-Income
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
VIP - Equity-Income Investor Class
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52% (f)
VIP - Growth
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
VIP - Growth Investor Class
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65% (f)
VIP - Overseas
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas, Class R
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
VIP - Overseas, Class R Investor Class
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83% (f)
VIP - Investment Grade Bond
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
VIP - Investment Grade Bond Investor Class
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54% (f)
VIP - Asset Manager
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
VIP - Asset Manager Investor Class
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Index 500
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
VIP - Asset Manager: Growth
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
VIP - Asset Manager: Growth Investor Class
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35% (f)
VIP - Contrafund
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
VIP - Contrafund Investor Class
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72% (f)
VIP - Balanced
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced Investor Class
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28% (f)
VIP - Dynamic Capital Appreciation
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
VIP - Dynamic Capital Appreciation Investor Class
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18% (f)
VIP - Growth & Income
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
VIP - Growth & Income Investor Class
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96% (f)
VIP - Growth Opportunities
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28% (f)
VIP - Mid Cap
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
VIP - Mid Cap Investor Class
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72% (f)
VIP - Value Strategies
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
VIP - Value Strategies Investor Class
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69% (f)
VIP - Utilities
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
VIP - Utilities Investor Class
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
VIP - Technology Investor Class
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84% (f)
VIP - Energy
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
VIP - Energy Investor Class
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23% (f)
VIP - Health Care
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
VIP - Health Care Investor Class
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76% (f)
VIP - Financial Services
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services Investor Class
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08% (f)
VIP - Industrials
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
VIP - Industrials Investor Class
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96% (f)
VIP - Consumer Discretionary
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
VIP - Consumer Discretionary Investor Class
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61% (f)
VIP - Real Estate
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
VIP - Real Estate Investor Class
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
VIP - Strategic Income Investor Class
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93% (f)
VIP - Growth Strategies
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57% (e)
VIP - Growth Strategies Investor Class
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94% (f)
VIP - International Capital Appreciation
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	-	-
2007	-	-	-	-	-	-	-	-	-
2006	-	-	-	-	-	-	-	-	-
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36% (d)
VIP - International Capital Appreciation, Class R Investor Class
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19% (e)
VIP - Value Leaders Investor Class
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20% (f)
VIP - Value
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49% (e)
VIP - Value Investor Class
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83% (f)
VIP - Growth Stock
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70% (e)
VIP - Growth Stock Investor Class
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19% (f)
VIP - Freedom Income
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income Investor Class
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41% (f)
VIP - Freedom 2005
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82% (e)
VIP - Freedom 2005 Investor Class
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41% (f)
VIP - Freedom 2010
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06% (e)
VIP - Freedom 2010 Investor Class
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61% (f)
VIP - Freedom 2015
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37% (e)
VIP - Freedom 2015 Investor Class
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35% (e)
VIP - Freedom 2020 Investor Class
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71% (f)
VIP - Freedom 2025
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02% (e)
VIP - Freedom 2025 Investor Class
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01% (f)
VIP - Freedom 2030
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87% (e)
VIP - Freedom 2030 Investor Class
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31% (f)
VIP - Freedom Lifetime Income I
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50% (d)
VIP - Freedom Lifetime Income II
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87% (d)
VIP - Disciplined Small Cap Investor Class
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37% (d)
VIP - FundsManager 20%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01% (d)
VIP - FundsManager 50%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33% (d)
VIP - FundsManager 60%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61% (c)
VIP - FundsManager 70%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24% (d)
VIP - FundsManager 85%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45% (d)
VIP - Consumer Staples
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87% (b)
VIP - Consumer Staples Investor Class
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19% (b)
VIP - Materials
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65% (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00% (b)
VIP - Telecommunications
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%) (b)
VIP - Telecommunications Investor Class
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%) (b)
VIP - Emerging Markets (a)
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%)
VIP - Emerging Markets Investor Class (a)
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%)
UIF - Emerging Markets Equity
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
UIF - Emerging Markets Debt
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
UIF - Global Value Equity
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
UIF - International Magnum
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
OMIF - Select Value
2008	-	-	-	-	-	-	2.45%	(23.08%)	(23.23%)
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
WFAF - Advantage VT Discovery
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
WFAF - Advantage VT Opportunity
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - U.S. Equity Flex I
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,500	0.80%	1.00%	-	(3.46%)	(3.65%)
CST - International Equity Flex I
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
CST - International Equity Flex II
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,317	0.80%	1.00%	-	15.22%	14.99%
CST - International Equity Flex III (a)
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90% (d)
SAI - Mid Cap Value
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%) (b)
SAI - Mid Cap Value Investor Class
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%) (b)
SAI - Small Cap Blend
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%) (b)
SAI - Small Cap Blend Investor Class
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%) (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Low Duration (a)
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT - Real Return (a)
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT - Total Return (a)
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on July 1, 2005.

(f) These portfolios commenced operations on August 15, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 9, 2010

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0210
1.540222.112

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

(1) Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2009.

(2) Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2009 and 2008.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(4) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2009 and 2008.

(5) Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

(6) Statements of Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

(7) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

(8) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC (Note 1)

(4) Variable Annuity Policy (Note 4)

(5) Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Available

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Available

(12) Not Available

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1)

(c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(f) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 3)

(g) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(h) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. is filed herewith

(15) Powers of Attorney

(a) Power of Attorney for Allan Brandon (Note 5)

(b) Power of Attorney for William R. Ebsworth (Note 5)

(c) Power of Attorney for Kathleen M. Graveline (Note 5)

(d) Power of Attorney for Peter G. Johannsen (Note 5)

(e) Power of Attorney for Malcolm MacKay (Note 5)

(f) Power of Attorney for Kathleen A. Murphy (Note 5)

(g) Power of Attorney for Rodney R. Rohda (Note 5)

(h) Power of Attorney for Roger T. Servison (Note 5)

(i) Power of Attorney for Jon J. Skillman (Note 5)

(j) Power of Attorney for G. Michael Slovak (Note 5)

(k) Power of Attorney for Miles Mei (Note 5)

´ (l) Power of Attorney for Jeffrey K. Cimini (Note 6)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement No. 33-42376 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 28, 1998.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2006.

(Note 4) Incorporated by reference from the Registration Statement's intial filing on August 9, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

ALLAN BRANDON, Director

JEFFREY K. CIMINI, President and Director

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers of Empire Fidelity Investments Life

William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Developement and Risk Management
Robert J. Cummings	Sr. Vice President, Client Services
Edward M. Shea	Vice President, Senior Legal Counsel, and Secretary
Miles Mei	Treasurer
David A. Golino	Sr. Vice President and Chief Financial Officer
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Jeffrey C. Wall	Assistant Vice President, Operations
Felicia F. Tierney	Vice President, Human Resources
Paul J. Vancheri	Sr. Vice President, Systems and Technology
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary

The address of Peter Johannsen and Malcolm MacKay are One Post Office Square, Boston, Massachusetts 02109; and for and Floyd L. Smith, 4 Peter Cooper Road, # 9G, New York, New York 10010. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. Theprincipal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2010 there were 0 Qualified Contracts and 4,242 Non-Qualified Contracts Outstanding.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	Director, Chief Executive Officer and President
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Jim Smith	Senior Vice President, Real Estate
	John W. Callahan	Executive Vice President
	Tami R. Rash	Treasurer
	J. Gregory Wass	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Susan Boudrot	Chief Compliance Officer
	Donald St. Peter	Vice President, Real Estate
	Peter D. Stahl	Assistant Secretary

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2009, 2008, and 2007 were $3,347,789, $3,479,222, and $3,094,320 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 18th day of June 2010.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini			Edward M. Shea,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 18th day of June, 2010.

Signature	Title

/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney in Fact)*
Allan Brandon	Director	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)